                                               1933 Act Registration No. 2-38502
                                              1940 Act Registration No. 811-2110
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                          SECURITIES AND EXCHANGE COMMISSION

                               WASHINGTON, D. C. 20549

                                       Form N-3

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             Pre-Effective Amendment No.


                           Post-Effective Amendment No. 40


           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                   Amendment No. 20


                                    FRANKLIN LIFE
                               VARIABLE ANNUITY FUND B
                              (Exact Name of Registrant)

                         The Franklin Life Insurance Company
                             (Name of Insurance Company)

                   #1 Franklin Square, Springfield, Illinois 62713
       (Address of Insurance Company's Principal Executive Offices) (Zip Code)

      Insurance Company's Telephone Number, including Area Code: (800) 528-2011

                                 ROSS D. FRIEND, ESQ.

                           Senior Vice President, Assistant

                            Secretary and General Counsel
                         THE FRANKLIN LIFE INSURANCE COMPANY
                                  #1 Franklin Square
                             Springfield, Illinois 62713
                       (Name and Address of Agent for Service)

                                       Copy to:
                                STEPHEN E. ROTH, ESQ.

                           SUTHERLAND, ASBILL & BRENNAN LLP

                            1275 Pennsylvania Avenue, N.W.
                              Washington D.C. 20004-2404


Title of Securities Being Registered: individual immediate and deferred variable annuity contracts.

It is proposed that this filing will become effective (check appropriate box)

              / /  immediately upon filing pursuant to paragraph (b)


              / /  on April 30, 1998 pursuant to paragraph (b)


              / /  60 days after filing pursuant to paragraph (a) (I)


              /X/  on April 30, 1998 pursuant to paragraph (a) (i)


              / /  75 days after filing pursuant to paragraph (a) (ii)


              / /  on April 30, 1998 pursuant to paragraph (a) (ii) of Rule 485.


              If appropriate, check the following box:

              / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       FRANKLIN LIFE VARIABLE ANNUITY FUND B


                          Post-Effective Amendment No. 40
                   Cross Reference Sheet Required by Rule 495(a)




Registration Item                                             Location in Prospectus ("P") or Statement
                                                                  of Additional Information ("SAI")
Part A    INFORMATION REQUIRED IN PROSPECTUS

 Item 1.  Cover Page . . . . . . . . . . . . . . . .   Cover Page (P)
 Item 2.  Definitions. . . . . . . . . . . . . . . .   Special Terms
 Item 3.  Synopsis or Highlights . . . . . . . . . .   Table of Deductions and Charges; Summary
 Item 4.  Condensed Financial Information. . . . . .   Per-Unit Income and Changes in Accumulation Unit Value
 Item 5.  General Description of Registrant
          and Insurance Company. . . . . . . . . . .   Cover Page (P); Summary; Introduction; Description of the
                                                       Separate Account; Investment Policies and Restrictions of the Fund
 Item 6.  Management . . . . . . . . . . . . . . . .   Management (P)
 Item 7.  Deductions and Expenses. . . . . . . . . .   Summary; Deductions and Charges under the Contracts
 Item 8.  General Description of Variable
          Annuity Contracts. . . . . . . . . . . . .   Summary; Introduction; Deductions and Charges under the
                                                       Contracts-Transfers to and from Other Contracts; The
                                                       Contracts; Voting Rights; Fundamental Changes
 Item 9.  Annuity Period . . . . . . . . . . . . . .   Summary; Introduction; The Contracts-Deferred Variable
                                                       Annuity Accumulation Period-Annuity Period
 Item 10. Death Benefit. . . . . . . . . . . . . . .   The Contracts-Deferred Variable Annuity Accumulation Period
 Item 11. Purchases and Contract Value . . . . . . .   Summary; Deductions and Charges Under The Contracts; The
                                                       Contracts-General-Deferred Variable Annuity Accumulation
                                                       Period; Distribution of the Contracts
 Item 12. Redemptions. . . . . . . . . . . . . . . .   Summary; The Contracts-General-Deferred Variable Annuity
                                                       Accumulation Period
 Item 13. Taxes. . . . . . . . . . . . . . . . . . .   Cover Page (P); Summary; Introduction; Deductions and
                                                       Charges Under the Contracts-Premium Taxes; The Contracts;
                                                       Federal Income Tax Status; Other Variable Annuity Contracts
 Item 14. Legal Proceedings. . . . . . . . . . . . .   Not Applicable
 Item 15. Table of Contents of the Statement
          of Additional Information. . . . . . . . .   Table of Contents of the Statement of Additional Information

 Part B   INFORMATION REQUIRED IN STATEMENT OF ADDITIONAL INFORMATION

 Item 16. Cover Page . . . . . . . . . . . . . . . .   Cover Page (SAI)
 Item 17. Table of Contents. . . . . . . . . . . . .   Table of Contents (SAI)
 Item 18. General Information and History. . . . . .   General Information
 Item 19. Investment Objectives and Policies . . . .   Investment Policies and Restrictions of the Fund (P);
                                                       Investment Objectives
 Item 20. Management . . . . . . . . . . . . . . . .   Management (SAI)
 Item 21. Investment Advisory and Other Services . .   Summary (P); Deductions and Charges under the
                                                       Contracts (P); Management (P); Management (SAI); Investment
                                                       Advisory and Other Services
 Item 22. Brokerage Allocation . . . . . . . . . . .   Portfolio Turnover and Brokerage
 Item 23. Purchase and Pricing of Securities
          Being Offered. . . . . . . . . . . . . . .   Summary (P); Introduction (P); Deductions and Charges under the Contracts-Sales and Administration Deductions (P);
                                                       Distribution of the Contracts (SAI)
 Item 24. Underwriters . . . . . . . . . . . . . . .   Summary (P); Deductions and Charges Under the Contracts (P);
                                                       Distribution of the Contracts (P); Distribution of
                                                       the Contracts (SAI)
 Item 25. Calculation of Performance Data. . . . . .   Not Applicable
 Item 26. Annuity Payments . . . . . . . . . . . . .   The Contracts-Annuity Period (P)
 Item 27. Financial Statements . . . . . . . . . . .   Per Unit Income and Changes in Accumulation Unit
                                                       Values (P); Financial Statements; Experts (SAI)

FRANKLIN LIFE VARIABLE ANNUITY FUND B

PROSPECTUS                  INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                            (NOT USED IN CONNECTION WITH QUALIFIED
                            TRUSTS OR PLANS) ISSUED BY


                           #1 Franklin Square
                           Springfield, Illinois 62713
                           Telephone (800) 528-2011



    THIS PROSPECTUS DESCRIBES INDIVIDUAL IMMEDIATE AND DEFERRED VARIABLE ANNUITY CONTRACTS PROVIDING ANNUITY INSTALLMENTS FOR LIFE COMMENCING ON A MATURITY DATE SELECTED BY THE CONTRACT OWNER; OTHER SETTLEMENT OPTIONS ARE ALSO PROVIDED. THE BASIC PURPOSE OF THE VARIABLE CONTRACTS IS TO PROVIDE ANNUITY PAYMENTS WHICH WILL VARY WITH THE INVESTMENT PERFORMANCE OF FRANKLIN LIFE VARIABLE ANNUITY FUND B (THE "FUND"). THE FUND NO LONGER OFFERS NEW CONTRACTS.

    THE PRIMARY INVESTMENT OBJECTIVE OF THE FUND IS LONG-TERM APPRECIATION OF CAPITAL THROUGH INVESTMENT APPRECIATION AND THE RETENTION AND REINVESTMENT OF INCOME. THERE IS NO ASSURANCE THAT THIS OBJECTIVE WILL BE ATTAINED. GENERALLY, THE FUND'S INVESTMENTS WILL CONSIST OF EQUITY SECURITIES, MAINLY COMMON STOCKS.

                          ----------------------------------


    THIS PROSPECTUS SETS FORTH INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE KEPT FOR FUTURE REFERENCE. ADDITIONAL INFORMATION ABOUT THE FUND AND THE FRANKLIN IS CONTAINED IN A STATEMENT OF ADDITIONAL INFORMATION, DATED APRIL 30, 1998, WHICH HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION AND IS AVAILABLE WITHOUT CHARGE UPON WRITTEN OR ORAL REQUEST. A STATEMENT OF ADDITIONAL INFORMATION MAY BE OBTAINED FROM THE FRANKLIN BY WRITING TO THE ADDRESS (ATTENTION: BOX 1018) OR CALLING THE TELEPHONE NUMBER (EXTENSION 2591) SET FORTH ABOVE OR BY RETURNING THE REQUEST FORM ON THE BACK COVER OF THIS PROSPECTUS. CERTAIN INFORMATION CONTAINED IN THE STATEMENT OF ADDITIONAL INFORMATION IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION IS SET FORTH ON PAGE 35 OF THIS PROSPECTUS.


                        -----------------------------------

    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
             EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE
            ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                       TO THE CONTRARY IS A CRIMINAL OFFENSE.

                        -----------------------------------


                    THE DATE OF THIS PROSPECTUS IS APRIL 30, 1998.

                                  TABLE OF CONTENTS


                                                                            Page
Special Terms . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       3
Table of Deductions and Charges . . . . . . . . . . . . . . . . . . . .       5
Summary   . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       7
Per-Unit Income and Changes in Accumulation Unit Value. . . . . . . . .       9
Introduction. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      10
Description of the Separate Account . . . . . . . . . . . . . . . . . .      11
Deductions and Charges Under the Contracts. . . . . . . . . . . . . . .      11
  A. Sales and Administration Deductions. . . . . . . . . . . . . . . .      11
  B. Premium Taxes. . . . . . . . . . . . . . . . . . . . . . . . . . .      14
  C. Mortality and Expense Risk Charge. . . . . . . . . . . . . . . . .      14
  D. Investment Management Service Charge . . . . . . . . . . . . . . .      14
  E. Transfers to and from Other Contracts. . . . . . . . . . . . . . .      15
  F. Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . .      15
The Contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15
  A. General. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      15
  B. Deferred Variable Annuity Accumulation Period. . . . . . . . . . .      17
  C. Annuity Period . . . . . . . . . . . . . . . . . . . . . . . . . .      25
Investment Policies and Restrictions of the Fund. . . . . . . . . . . .      27
Federal Income Tax Status . . . . . . . . . . . . . . . . . . . . . . .      30
Management. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33
Voting Rights . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      33
Distribution of the Contracts . . . . . . . . . . . . . . . . . . . . .      34
State Regulation. . . . . . . . . . . . . . . . . . . . . . . . . . . .      34
Reports to Owners . . . . . . . . . . . . . . . . . . . . . . . . . . .      34
Fundamental Changes . . . . . . . . . . . . . . . . . . . . . . . . . .      34
Year 2000 Transition. . . . . . . . . . . . . . . . . . . . . . . . . .      35
Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . . . .      35
Registration Statement. . . . . . . . . . . . . . . . . . . . . . . . .      36
Other Variable Annuity Contracts. . . . . . . . . . . . . . . . . . . .      36
Table of Contents of Statement of Additional Information. . . . . . . .      37


--------------------------------------------------------------------------------


    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON HAS BEEN AUTHORIZED BY THE FRANKLIN LIFE INSURANCE COMPANY, FRANKLIN FINANCIAL SERVICES CORPORATION OR FRANKLIN LIFE VARIABLE ANNUITY FUND B TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN ANY AUTHORIZED SUPPLEMENTAL SALES MATERIAL.

                                   SPECIAL TERMS

The following is a glossary of certain terms used in this Prospectus:

ACCUMULATION UNIT--A measure used to determine the value of a Contract Owner's interest in the Fund prior to the initial Annuity Payment Date.

ANNUITY PAYMENT DATE--The date the first monthly Annuity Payment is to be made to the Variable Annuitant, and the same day of each month thereafter so long as the annuity is due. Depending on the Settlement Option elected, Annuity Payment Dates may occur on a periodic basis other than monthly.

ANNUITY PAYMENTS--Periodic payments made to a Variable Annuitant pursuant to a Contract. In certain circumstances, Annuity Payments may be paid to a Beneficiary after the death of a Variable Annuitant.

ANNUITY UNIT--A measure used to determine the value of Annuity Payments after the first.

BENEFICIARY--The person or persons designated by the Contract Owner to whom any payment due on death is payable.

CASH VALUE--The value of all Accumulation Units or Annuity Units attributable to a Contract.

CODE--The Internal Revenue Code of 1986, as amended.

CONTRACT--An individual variable annuity contract issued by Franklin Life Variable Annuity Fund B that is offered by this Prospectus.

CONTRACT ANNIVERSARY--An anniversary of the Effective Date of the Contract.

CONTRACT OWNER--The Contract Owner is the individual Variable Annuitant to whom the contract is issued or his or her assignee, or if an owner other than the Variable Annuitant is designated in the application for the Contract, such other person. When the term "Contract Owner" is used in the context of voting rights, it includes the owners of all Contracts which depend in whole or in part on the investment performance of the Fund.

CONTRACT YEAR--Each year starting with the Effective Date and each Contract Anniversary thereafter.

DEFERRED VARIABLE ANNUITY--An annuity contract which provides for Annuity Payments to commence at some future date. Included are periodic payment deferred contracts and single payment deferred contracts.

EFFECTIVE DATE--The date shown on the Schedule Page of the Contract as the date the first Contract Year begins.

FIXED-DOLLAR ANNUITY--An annuity contract which provides for Annuity Payments which remain fixed as to dollar amount throughout the Annuity Payment period.

HOME OFFICE--The Home Office of The Franklin located at #1 Franklin Square, Springfield, Illinois 62713.

IMMEDIATE VARIABLE ANNUITY--An annuity contract which provides for Annuity Payments to commence immediately rather than at some future date.

INDIVIDUAL RETIREMENT ANNUITY--An annuity contract described in Section 408(b) of the Code.

PERIODIC STIPULATED PAYMENT CONTRACT--An annuity contract which provides that payments made to purchase the contract will be made in periodic instalments rather than in a single sum.

SETTLEMENT OPTION OR OPTIONS--Alternative terms under which payment of the amounts due in settlement of the Contracts may be received.

SINGLE STIPULATED PAYMENT CONTRACT--An annuity contract which provides that the total payment to purchase the contract will be made in a single sum rather than in periodic instalments. Included are single payment immediate contracts and single payment deferred contracts.

STIPULATED PAYMENTS--The payment or payments provided to be made to The Franklin under a Contract.

THE FRANKLIN--The Franklin Life Insurance Company, an Illinois legal reserve stock life insurance company.

VALUATION DATE--Each date as of which the Accumulation Unit value is determined. This value is determined on each day (other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund) in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, as of the close of trading on that day.

VALUATION PERIOD--The period commencing on a Valuation Date and ending on the next Valuation Date.

VARIABLE ANNUITANT--Any natural person with respect to whom a Contract has been issued and a Variable Annuity has been, will be or (but for death) would have been effected thereunder. In certain circumstances, a Variable Annuitant may elect to receive Annuity Payments on a fixed-basis or a combination of a fixed and variable basis.

VARIABLE ANNUITY--An annuity contract which provides for a series of periodic annuity payments, the amounts of which may increase or decrease as a result of the investment experience of a separate account.

                          TABLE OF DEDUCTIONS AND CHARGES

Contract Owner Transaction Expenses


  Sales Load Imposed on Purchases (as a
  percentage of purchase payments)

    Single Stipulated Payment Contract       5.00%

    Periodic Stipulated Payment Contract     15.00% to 1.00% (for a Contract
                                             with a stipulated payment period of
                                             12 or more years; 4.33% aggregate
                                             over all years for a 12-year
                                             Contract)

                                             10.00% to 3.00% (for a Contract
                                             with a stipulated payment period of
                                             9 to 11 years; 4.44% aggregate over
                                             all years for a 9-year Contract)

                                             6.00% to 3.00% (for a Contract with
                                             a stipulated payment period of 6 to
                                             8 years; 4.50% aggregate over all
                                             years for a  6-year Contract)

                                             4.00% to 3.00% (for a Contract with
                                             a stipulated payment period of 2 to
                                             5 years; 4.00% aggregate over all
                                             years for a 2-year Contract)

  Administration Fee (as a percentage of
  purchase payment)

       Single Stipulated Payment Contract    $100

       Periodic Stipulated Payment Contract  0.00% to 10.00% (for a
                                             Contract with a stipulated
                                             payment period of 12 or more
                                             years; 4.67% aggregate over
                                             all years for a 12-year
                                             Contract)

                                             3.00% to 10.00% (for a
                                             Contract with a stipulated
                                             payment period of 9 to 11
                                             years; 4.44% aggregate over
                                             all years for a 9-year
                                             Contract)

                                             3.00% to 6.00% (for a Contract
                                             with a stipulated payment
                                             period of 6 to 8 years; 4.50%
                                             aggregate over all years for a
                                             6-year Contract)

                                             3.00% to 5.00% (for a Contract
                                             with a stipulated payment
                                             period of 2 to 5 years; 5.00%
                                             aggregate over all years for a
                                             2-year Contract)


Annual Expenses
(as a percentage of average net assets)
  Management Fees                              0.44%
  Mortality and Expense Risk Fees
    Mortality Fees                             0.90%
    Expense Risk Fees                          0.10%
                                               -----

  Total Annual Expenses                        1.44%


Example


If you surrender your contract at
the end of the applicable time period:    1 year    3 years   5 years   10 years
  You would pay the following
   expenses on a $1,000 investment,
   assuming 5% annual return
   on assets:

  Single Stipulated Payment Contract      $   162   $   189   $   217   $   297

  Periodic Stipulated Payment
   Contracts:

    Stipulated Payment Period:
    12 years or more                      $   162   $   189   $   217   $   297

    9 to 11 years                         $   162   $   189   $   217   $   297

    6 to 8 years                          $   123   $   151   $   180   $   263

    2 to 5 years                          $   103   $   131   $   162   $   247


THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


    The Table of Deductions and Charges is intended to assist Contract Owners in understanding the various fees and expenses that they bear directly or indirectly. Additional deductions may be made from Stipulated Payments for any premium taxes payable by The Franklin on the consideration received from the sale of the Contracts. See "Premium Taxes," below. For a more detailed description of such fees and expenses, see "Deductions and Charges under the Contracts," below. The example assumes that a single Stipulated Payment of $1,000 is made at the beginning of the periods shown. (It should be noted that The Franklin will not actually issue a Single Stipulated Payment Contract unless the single payment is at least $2,500.) This assumption applies even with respect to Periodic Stipulated Payment Contracts, which would normally require additional payments. The example also assumes a constant investment return of 5% and the expenses might be different if the return of the Fund averaged 5% over the periods shown but fluctuated during such periods. The amounts shown in the example represent the aggregate amounts that would be paid over the life of a Contract if the Contract were surrendered at the end of the applicable time periods.

                                      SUMMARY


THE CONTRACTS

     The individual variable annuity contracts (the "Contracts") being offered by this Prospectus are designed for retirement planning for individuals. They are not designed for use in connection with employer-related plans or qualified plans and trusts (including Individual Retirement Annuities) accorded special tax treatment under the Code. The basic purpose of the Contracts is to provide Annuity Payments which will vary with the investment performance of Franklin Life Variable Annuity Fund B (the "Fund"). The Contracts provide Annuity Payments for life commencing on an initial Annuity Payment Date selected by the Contract Owner; other Settlement Options are provided. In the event of death prior to the initial Annuity Payment Date, the contract value is paid to the Beneficiary. Periodic Stipulated Payment Contracts and Single Stipulated Payment Contracts are offered. See "Introduction," and "The Contracts," below. At any time within 10 days after receipt of a Contract, the Contract Owner may return the Contract and receive a refund of any premium paid on the Contract. Additional refund rights apply to Periodic Stipulated Payment Contracts having a Stipulated Payment Period of more than five years. See "Withdrawal by the Contract Owner," below.

    Contracts held by a person (such as a corporation or partnership) who is not a natural person are subject to special federal income tax treatment and the income on such Contracts allocable to Stipulated Payments made after February 28, 1986 may, subject to certain exceptions, be taxable to the Contract Owner in the year earned. This special rule does not apply to Contracts held by natural persons. See "Federal Income Tax Status," below.

THE FUND AND ITS INVESTMENT OBJECTIVES

    The Fund is an open-end diversified management investment company. The primary investment objective of the Fund is long-term appreciation of capital through investment appreciation and retention and reinvestment of income. Generally, the Fund's investments will consist of equity securities, mainly common stocks. The value of investments held in the Fund is subject to the risk of changing economic conditions as well as the risk inherent in management's ability to anticipate such changes. See "Investment Policies and Restrictions of the Fund," below.

INVESTMENT ADVISER; PRINCIPAL UNDERWRITER

    The Franklin Life Insurance Company ("The Franklin"), an Illinois legal reserve stock life insurance company, acts as investment adviser to the Fund. The Franklin is engaged in the writing of ordinary life policies, annuities and income protection policies. Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin, is the principal underwriter for the Fund. The Franklin is an indirect wholly-owned subsidiary of American General Corporation. See "Investment Management Service Charge," and "Distribution of the Contracts," below.

DEDUCTIONS AND CHARGES

    The deductions and charges applicable to a Contract are illustrated in the Table of Deductions and Charges that appears immediately before this summary. In the case of Periodic Stipulated Payment Contracts, a deduction, which varies depending upon the length of the Stipulated Payment period agreed upon in the Contract and the Contract Year with respect to which the payment is scheduled to be made, is made for sales and administrative expenses. Over the entire life of a 12-year Periodic Stipulated Payment Contract, total deductions equal to 4.33% of all periodic payments are made for sales expenses and total deductions equal to 4.67% of all periodic payments are made for administrative expenses (for a combined total of 9%); the combined total deductions amount to 9.89% of the net amount invested assuming no premium taxes are applicable (4.76% for sales expenses and 5.13% for administrative expenses). During the first four years of a 12-year contract, however, combined total deductions amount to 17.65%. In the case of a Single Stipulated Payment Contract, a deduction equal to 5% of the total single payment is made for sales expenses and a deduction of $100 is made for administrative expenses (for a combined total, in the case of a minimum
Single Stipulated Payment Contract sold, of 9%). In the case of a minimum Single Stipulated Payment Contract sold, the combined deductions amount to 9.89% of the net amount invested assuming no premium taxes are applicable (5.49% for sales expenses and 4.40% for administrative expenses). Any applicable state or local taxes on the Stipulated Payments (currently, up to 5%) also are deducted from the Single or Periodic Stipulated Payments. The amount remaining after deductions is allocated to the Fund. See "Sales and Administration Deductions," "Transfers to Other Contracts," and "Premium Taxes," below.

    The Contracts include The Franklin's undertaking that deductions for sales and administrative expenses will not be increased regardless of the actual expenses incurred, and that the Variable Annuity Payments will be paid for the lifetime of the Variable Annuitant (and, in the case of a joint and last survivor annuity, for the joint lives of the persons specified) commencing on the selected initial Annuity Payment Date based on the mortality assumptions contained in the Contract, regardless of the actual mortality experience among the Variable Annuitants. In exchange for these undertakings, a charge of 1.002% of net asset value on an annual basis is made daily against the Fund (consisting of 0.900% for The Franklin's assurances of annuity rates or mortality factors and 0.102% for The Franklin's assurances of expense factors). A charge of 0.438% of net asset value on an annual basis is also made daily against the Fund for investment management services by The Franklin. The charges for annuity rate assurances, expense assurances and investment management services thus aggregate 1.440% of net asset value on an annual basis. See "Mortality and Expense Risk Charge," and "Investment Management Service Charge," below.

MINIMUM PERMITTED INVESTMENT

    The minimum single Stipulated Payment is $2,500. The minimum Periodic Stipulated Payment Contract sold is one under which the annual payments are currently $120 and each periodic Stipulated Payment (after an initial $20 payment) is currently $10. See "Purchase Limits," below.

NEW CONTRACTS NO LONGER BEING ISSUED

    The Fund no longer issues new Contracts.

REDEMPTION

    A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the Contract's initial Annuity Payment Date, may redeem all or part of the Contract and receive the Cash Value (equal to the number of Accumulation Units credited to the part of the Contract redeemed) times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received less federal income tax withholding, if applicable. For information as to Accumulation Units, see "Value of the Accumulation Unit," below. Subject to certain limitations, the Contract Owner may elect to have all or a portion of the amount due upon a total redemption of a Contract applied under certain Settlement Options or applied toward the purchase of other annuity or insurance products offered by The Franklin. Federal tax penalties may apply to certain redemptions. See "Redemption," "Transfers to and from Other Contracts," "Settlement Options, "The Contracts," and "Federal Income Tax Status," below.

TERMINATION BY THE FRANKLIN

    The Franklin currently reserves the right to terminate Contracts the Cash Value of which has been less than $500 for three years if the Stipulated Payments in the amount of $120 have not been made in each of the three contract years of such period, but The Franklin has agreed not to exercise this right in certain cirumstances. See "Termination by The Franklin," below.

                       FRANKLIN LIFE VARIABLE ANNUITY FUND B
                             SUPPLEMENTARY INFORMATION
               PER-UNIT INCOME AND CHANGES IN ACCUMULATION UNIT VALUE
                 (SELECTED DATA AND RATIOS FOR AN ACCUMULATION UNIT
                         OUTSTANDING THROUGHOUT EACH YEAR)


    The financial information in this table for each of the three years in the period ended December 31, 1997 has been audited by Ernst & Young LLP, independent auditors. The financial information in this table for each of the two years in the period ended December 31, 1994 was audited by Coopers & Lybrand L.L.P., independent accountants. This table should be read in conjunction with the financial statements and notes thereto included in the Statement of Additional Information.




                                                             YEAR ENDED DECEMBER 31
                         -----------------------------------------------------------------------------------------------
                          1997     1996      1995      1994      1993      1992      1991      1990      1989      1988
                         -----------------------------------------------------------------------------------------------
Investment Income                $ 1.777   $ 2.043   $ 1.569   $ 1.305   $ 1.120   $ 1.197   $ 1.303   $ 1.271   $ 1.102
Expenses                           1.169      .935      .850      .841      .766      .691      .595      .541      .463
                         -----------------------------------------------------------------------------------------------
Net Investment income               .608     1.108      .719      .464      .354      .506      .708      .730      .639
Net realized and
  unrealized gain
  (loss) on securities            13.251    14.278     (.943)    1.697     1.236    13.776    (1.871)    7.822      .016
                         -----------------------------------------------------------------------------------------------
Net change in
  accumulation unit
  value                           13.859    15.386     (.224)    2.161     1.590    14.282    (1.163)    8.552      .655
Accumulation unit
  value:
  Beginning of year               73.016    57.630    57.854    55.693    54.103    39.821    40.984    32.432    31.777
                         -----------------------------------------------------------------------------------------------
End of year                      $86.875   $73.016   $57.630   $57.854   $55.693   $54.103   $39.821   $40.984   $32.432
                         -----------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------

Ratio of expenses to
  average net
  assets                           1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%     1.44%
Ratio of net
  investment
  income to
  average net
  assets                            .75%     1.71%     1.22%      .80%      .67%     1.05%     1.71%     1.94%     1.99%
Portfolio turnover rate            3.35%    22.26%    82.18%    61.50%    60.64%    24.18%    28.41%    64.08%    81.20%
Number of
  accumulation
  units outstanding
  at end of year                  18,648    21,059    23,165    26,542    29,973    31,205    48,192    53,877    61,038
                         -----------------------------------------------------------------------------------------------
                         -----------------------------------------------------------------------------------------------

                                 FINANCIAL STATEMENTS

    The Financial Statements for the Fund and The Franklin and the reports of the independent auditors and accountants for the Fund and The Franklin are included in the Statement of Additional Information.

                                     INTRODUCTION

                        FRANKLIN LIFE VARIABLE ANNUITY FUND B

                   INDIVIDUAL VARIABLE ANNUITY CONTRACTS ISSUED BY
                         THE FRANKLIN LIFE INSURANCE COMPANY

    The Contracts offered by this Prospectus are designed primarily to assist in retirement planning for individuals. They are not designed for use in connection with employer-related plans or qualified plans and trusts (including Individual Retirement Annuities) accorded special tax treatment under the Code. The Contracts provide Annuity Payments for life commencing on a selected Annuity Payment Date; other Settlement Options are available. The amount of the Annuity Payments will vary with the investment performance of the assets of the Fund, a separate account which has been established by The Franklin Life Insurance Company ("The Franklin") under Illinois insurance law. For the primary investment objective of the Fund, see "Investment Policies and Restrictions of the Fund," below.

    Pursuant to this Prospectus, The Franklin offers two types of Contracts: those under which Annuity Payments to the Variable Annuitant commence immediately--"Immediate Variable Annuities"--and those under which Annuity Payments to the Variable Annuitant commence in the future-"Deferred Variable Annuities." Deferred Variable Annuities may be purchased either with periodic Stipulated Payments or with a single Stipulated Payment, while Immediate Variable Annuities may only be purchased with a single Stipulated Payment.

    The Franklin is a legal reserve stock life insurance company organized under the laws of the State of Illinois in 1884. The Franklin issues individual life insurance, annuity and accident and health insurance policies, group annuities and group life insurance and offers a variety of whole life, life, retirement income and level and decreasing term insurance plans. Its Home Office is located at #1 Franklin Square, Springfield, Illinois 62713.

    American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American General is 2929 Allen Parkway, Houston, Texas 77019-2155.

    American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.

    The Contract Owner may elect to have a portion of the Stipulated Payment or Payments applied by The Franklin for the purchase of a Fixed-Dollar Annuity. Fixed-Dollar Annuity Contracts do not, however, participate in the Fund and the Contracts are transferred to the general account of The Franklin. In cases where both a Fixed-Dollar and a Variable Annuity are provided under the same Contract, either annuity may be terminated and the Cash Value obtained or other Settlement Option elected by the Contract Owner, at any time prior to commencement of annuity instalments by The Franklin; under these circumstances, the other annuity may be continued in effect, provided that the annual Stipulated Payment allocated to the other annuity satisfies The Franklin's usual underwriting practices. These practices presently require that each periodic Stipulated Payment (other than the first payment, which must be at least $20) which purchases the Variable Annuity be at least $10.
See generally "Redemption," and "Settlement Options," below.

    Unless otherwise indicated in this Prospectus, the discussion of the Contracts herein refers to Variable Annuity Contracts, or to the Variable Annuity portion in cases where both a Variable and a Fixed-Dollar Annuity are provided in the same Contract, and not to any Fixed-Dollar Annuity. Provisions relating to a Fixed-Dollar Annuity and a Variable Annuity are separate, and neither is dependent upon the other in its operations.

    The discussion of Contract terms herein in many cases summarizes those terms. Reference is made to the full text of the Contract forms, which are filed with the Securities and Exchange Commission as exhibits to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940 of which this Prospectus is a part.

                         DESCRIPTION OF THE SEPARATE ACCOUNT

    The Fund was established as a separate account on April 1, 1970 by resolution of the Board of Directors of The Franklin pursuant to the provisions of the Illinois Insurance Code. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Such registration does not involve supervision of the management or investment practices or policies of the Fund or of The Franklin by the Commission. The Board of Managers of the Fund must be elected annually by Contract Owners. A majority of the members of the Board of Managers are persons who are not otherwise affiliated with The Franklin. See "Management," below. The Fund meets the definition of a "Separate Account" under the federal securities laws.

    Under the provisions of the Illinois Insurance Code: (i) the income, gains or losses of the Fund are credited to or charged against the amounts allocated to the Fund in accordance with the terms of the Contracts, without regard to the other income, gains or losses of The Franklin; and (ii) the assets of the Fund are not chargeable with liabilities arising out of The Franklin's other business activities, including liabilities of any other separate account which may be established. These assets are held with relation to the Contracts described in this Prospectus and such other Variable Annuity contracts as may be issued by The Franklin and designated by it as participating in the Fund. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of The Franklin. Accordingly, all of The Franklin's assets (except those allocated to other separate accounts which have been or may be established) are available to meet its obligations and expenses under the Contracts participating in the Fund.

    The Franklin is taxed as a "life insurance company" under the Code. The Fund is subject to tax as part of The Franklin for federal income tax purposes. However, the operations of the Fund are considered separately from the other operations of The Franklin in computing The Franklin's tax liability and the Fund is not affected by federal income taxes paid by The Franklin with respect to its other operations. The operations of the Fund are treated separately from the other operations of The Franklin for accounting and financial statement purposes. Under existing law, no federal income tax is payable by The Franklin on investment income and realized capital gains of the Fund. See "Federal Income Tax Status," below.

                      DEDUCTIONS AND CHARGES UNDER THE CONTRACTS

A.  SALES AND ADMINISTRATION DEDUCTIONS

    Deductions will be made as follows for sales expenses with respect to the Contracts and administrative expenses with respect to the Contracts and the
Fund:

    (1) Under Single Stipulated Payment Contracts, a deduction of $100 is made from the single payment for administrative expenses. In addition, a sales expense deduction of 5% of the total payment is made from the single Stipulated Payment. In the case of the minimum Single Stipulated Payment Contract sold (which is $2,500), the combined deductions for administrative expenses and sales expenses amount to 9.89% of the net amount invested (5.49% for sales expenses and 4.40% for administrative expenses) assuming no premium taxes are applicable.

    (2) Under Periodic Stipulated Payment Contracts, a sales and administration deduction is made from each Stipulated Payment. The amount of the deduction varies depending upon the length of the stipulated payment period agreed upon in the Contract and the Contract Year with respect to which a payment is scheduled to be made. The deductions are applied whether the Stipulated Payment is made on time or in arrears. Prepayments will not be accepted. The following tables indicate the deductions made:


                                               STIPULATED PAYMENT PERIOD OF 12 OR MORE YEARS
-----------------------------------------------------------------------------------------------------------------
                                AS PERCENTAGE OF                         AS PERCENTAGE OF
                              NET AMOUNT INVESTED:                    TOTAL STIPULATED PAYMENT:
                              --------------------                    -------------------------
                       SALES   ADMINISTRATION        TOTAL          SALES   ADMINISTRATION        TOTAL
  CONTRACT YEAR      DEDUCTION    DEDUCTION        DEDUCTION      DEDUCTION     DEDUCTION       DEDUCTION
---------------------------------------------------------------------------------------------------------
      1            17.65%       0.00%            17.65%             15%          0%                15%
    2 TO 4          5.88%      11.76%            17.65%              5%         10%                15%
      5             5.56%       5.56%            11.11%              5%          5%                10%
    6 TO 10         3.19%       3.19%             6.38%              3%          3%                 6%
11 OR SUBSEQUENT    1.04%       3.13%             4.17%              1%          3%                 4%
AGGREGATE OVER ALL
   YEARS FOR A
12-YEAR CONTRACT:   4.76%       5.13%             9.89%           4.33%       4.67%                 9%

                                                   STIPULATED PAYMENT PERIOD OF 9-11 YEARS
-----------------------------------------------------------------------------------------------------------------
                                AS PERCENTAGE OF                         AS PERCENTAGE OF
                              NET AMOUNT INVESTED:                    TOTAL STIPULATED PAYMENT:
                              --------------------                    -------------------------
                       SALES   ADMINISTRATION        TOTAL          SALES   ADMINISTRATION        TOTAL
  CONTRACT YEAR      DEDUCTION    DEDUCTION        DEDUCTION      DEDUCTION     DEDUCTION       DEDUCTION
-----------------------------------------------------------------------------------------------------------------
        1          11.78%       5.88%            17.65%             10%          5%                15%
        2           5.88%      11.76%            17.65%              5%         10%                15%
     3 TO 4         5.56%       5.56%            11.11%              5%          5%                10%
     5 TO 11        3.19%       3.19%             6.38%              3%          3%                 6%
AGGREGATE OVER ALL
   YEARS FOR A
9-YEAR CONTRACT:    4.88%       4.88%             9.76%           4.44%       4.44%              8.89%


                                                   STIPULATED PAYMENT PERIOD OF 6-8 YEARS
-----------------------------------------------------------------------------------------------------------------
                                AS PERCENTAGE OF                         AS PERCENTAGE OF
                              NET AMOUNT INVESTED:                    TOTAL STIPULATED PAYMENT:
                              --------------------                    -------------------------
                       SALES   ADMINISTRATION        TOTAL          SALES   ADMINISTRATION        TOTAL
  CONTRACT YEAR      DEDUCTION    DEDUCTION        DEDUCTION      DEDUCTION     DEDUCTION       DEDUCTION
-----------------------------------------------------------------------------------------------------------------
      1             6.74%       5.62%            12.36%              6%          5%                11%
      2             5.62%       6.74%            12.36%              5%          6%                11%
    3 TO 4          5.56%       5.56%            11.11%              5%          5%                10%
5 OR SUBSEQUENT     3.19%       3.19%             6.38%              3%          3%                 6%
AGGREGATE OVER ALL
   YEARS FOR A
6-YEAR CONTRACT:    4.95%       4.95%             9.89%           4.50%       4.50%                 9%



                                                   STIPULATED PAYMENT PERIOD OF 2-5 YEARS
-----------------------------------------------------------------------------------------------------------------
                                AS PERCENTAGE OF                         AS PERCENTAGE OF
                              NET AMOUNT INVESTED:                    TOTAL STIPULATED PAYMENT:
                              --------------------                    -------------------------
                       SALES   ADMINISTRATION        TOTAL          SALES   ADMINISTRATION        TOTAL
  CONTRACT YEAR      DEDUCTION    DEDUCTION        DEDUCTION      DEDUCTION     DEDUCTION       DEDUCTION
-----------------------------------------------------------------------------------------------------------------
    1 TO 4          4.40%       5.49%             9.89%              4%          5%                 9%
      5             3.19%       3.19%             6.38%              3%          3%                 6%
AGGREGATE OVER ALL
   YEARS FOR A
2-YEAR CONTRACT:    4.40%       5.49%             9.89%              4%          5%                 9%

NOTE: The foregoing tables assume that no premium taxes are payable in the jurisdiction in question. See discussion under "Premium Taxes," below. Percentage figures may not add due to rounding.

     Deductions for sales expenses are made pursuant to a Sales Agreement with Franklin Financial Services Corporation ("Franklin Financial"). See "Distribution of the Contracts," below, and in the Statement of Additional Information. Deductions for administrative expenses, and for mortality and expense risk assurances discussed under "Mortality and Expense Risk Charge," below, are made pursuant to an Administration Agreement dated March 23, 1972 between the Fund and The Franklin. The Administration Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.

    The Franklin will not accept more than the stipulated dollar amounts of payments on any Contract except in the case of a Contract having a Stipulated Payment period of 12 or more years. In the case of monthly Stipulated Payment Contracts, where the Stipulated Payment per month (subsequent to the initial payment) is less than $20, the initial monthly payment must be at least $20, and the total payments to be received during the first Contract Year will be twelve times the amount of the Stipulated Payment per month (subsequent to the initial payment). This will be done either by ending the first Contract Year earlier than twelve months after the receipt of the initial Stipulated Payment or by omitting certain monthly payments which otherwise would follow the initial payment. The purpose of this procedure is to prevent the imposition of total deductions over the life of the contract in an amount in excess of the amounts set forth in the tables above opposite the items "Aggregate over all years" for sample Contracts.

    The table below illustrates, in the case of assumed Contracts for 10 years and for 15 years providing for stipulated monthly payments amounting to $50 per month, the allocation of the cumulative payments and deductions at the end of certain specified periods of time. In Contracts for less than nine years, the amounts deducted from the earlier Stipulated Payments are less than those deducted from the Stipulated Payments in the earlier periods for the Contracts illustrated in the table, and, accordingly, in those Contracts proportionately more of the total Stipulated Payments would be invested at the end of one, two and five years than in the case of the illustrations given.

10 YEAR CONTRACT


AT THE END OF  . . . . .            10 YEARS                   1 YEAR                 2 YEARS                 5 YEARS
                                 (120 PAYMENTS)             (13 PAYMENTS)          (25 PAYMENTS)           (61 PAYMENTS)
---------------------------------------------------------------------------------------------------------------------------
                               Amount            %     Amount            %     Amount            %     Amount            %
---------------------------------------------------------------------------------------------------------------------------
TOTAL PAYMENTS . . . . .    $6,000.00      100.00%    $650.00      100.00%  $1,250.00      100.00%  $3,050.00      100.00%
DEDUCT:
  SALES EXPENSE DEDUCTION      258.00        4.30%      62.50        9.61%      92.50        7.40%     169.50       5.555%
  ADMINISTRATION DEDUCTION     258.00        4.30%      35.00        5.39%      92.50        7.40%     169.50       5.555%
---------------------------------------------------------------------------------------------------------------------------

  TOTAL DEDUCTIONS . . .    $  516.00        8.60%    $ 97.50       15.00%  $  185.00       14.80%  $  339.00      11.110%
NET AMOUNT INVESTED. . .    $5,484.00       91.40%    $552.50       85.00%  $1,065.00       85.20%  $2,711.00      88.890%

15 YEAR CONTRACT


AT THE END OF  . . . . .            15 YEARS                   1 YEAR                 2 YEARS                 5 YEARS
                                 (180 PAYMENTS)             (13 PAYMENTS)          (25 PAYMENTS)           (61 PAYMENTS)
---------------------------------------------------------------------------------------------------------------------------
                               Amount            %     Amount            %     Amount            %     Amount            %
---------------------------------------------------------------------------------------------------------------------------
TOTAL PAYMENTS . . . . .    $9,000.00      100.00%    $650.00      100.00%  $1,250.00      100.00%  $3,050.00      100.00%
DEDUCT:
  SALES EXPENSE DEDUCTION      330.00        3.67%      92.50       14.23%     122.50        9.80%     211.50       6.935%
  ADMINISTRATION DEDUCTION     390.00        4.33%       5.00        0.77%      65.00        5.20%     211.50       6.935%
---------------------------------------------------------------------------------------------------------------------------

  TOTAL DEDUCTIONS . . .    $  720.00        8.00%    $ 97.50       15.00%  $  187.50       15.00%  $  423.00      13.870%
NET AMOUNT INVESTED. . .    $8,280.00       92.00%    $552.50       85.00%  $1,062.50       85.00%  $2,627.00      86.130%

NOTE: The foregoing table assumes that no premium taxes are payable in the jurisdiction in question. See the discussion under "Premium Taxes," below. The percentages shown are percentages of the total payments made.


     The total deductions made in respect of sales expenses of Franklin Financial in 1995, 1996 and 1997 were $825, $370 and $___________, respectively, and all such amounts were retained on behalf of Franklin
Financial.


    The administration deductions are designed to cover the actual expenses of administering the Contracts and the Fund. The aggregate dollar amounts of the administration deductions for the fiscal years ended December 31, 1995, 1996 and 1997 were $1,316, $632 and $_____________, respectively.


B.  PREMIUM TAXES


    At the time any premium taxes are payable by The Franklin on the consideration received from the sale of the Contracts, the amount thereof will be deducted from the Stipulated Payments. Premium taxes ranging up to 5% as of ______________, 1998 are charged by various jurisdictions in which The Franklin is transacting business and in which it may, after appropriate qualification, offer Contracts.


C.  MORTALITY AND EXPENSE RISK CHARGE

    While Annuity Payments will reflect the investment performance of the Fund, they will not be affected by adverse mortality experience or by any excess in the actual expenses of the Contracts and the Fund over the maximum administration deductions provided for in the Contracts. The Franklin assumes the risk that Annuity Payments will continue for a longer period than anticipated because the Variable Annuitant lives longer than expected (or the Variable Annuitants as a class do so) and also assumes the risk that the administration deductions may be insufficient to cover the actual expenses of the administration of the Contracts and of the Fund (except those expenses listed under "Investment Management Service Charge," immediately below, which the Fund will bear). The Franklin assumes these risks for the duration of the Contract and the annuity rate, mortality and expense risk deductions and charges set forth herein will not be increased beyond the stated maximum with respect thereto regardless of the actual mortality and expense experience. The mortality risk charge is imposed regardless of whether or not the payment option selected involves a life contingency.


    For assuming these risks, The Franklin imposes a daily charge against the value of the Accumulation Unit and the Annuity Unit. (For further information as to the Accumulation Unit and the Annuity Unit, see "Deferred Variable Annuity Accumulation Period" and "Annuity Period," below.) These charges are at the combined annual rate of 1.002% (.002745% on a daily basis), of which
 .900% is for annuity rate and mortality assurances and .102% is for expense assurances. If the money collected from this charge is not needed, it will be to The Franklin's gain and may be used to cover contract distribution expenses.


    During 1995, 1996 and 1997, The Franklin earned and was paid $14,273, $15,752 and $____________, respectively, by reason of these charges. Such charges during 1997 were equal to 1.002% of average net assets.


D.  INVESTMENT MANAGEMENT SERVICE CHARGE



    The Franklin acts as investment manager of the Fund. For acting as such, The Franklin makes a charge against the Fund at the annual rate of 0.438% of the Fund's assets, computed by imposing a daily charge of 0.0012% against the value of the Accumulation Unit and of the Annuity Unit in determining those values. The investment management services are rendered and the charge is made pursuant to an Investment Management Agreement executed and dated January 31, 1995, pursuant to approval by the Contract Owners at their annual meeting held on April 17, 1995, and renewal to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The Investment Management Agreement is described under "Investment Advisory and Other Services" in the Statement of Additional Information.


    During 1995, 1996 and 1997, The Franklin earned and was paid $6,240, $6,886 and $___________, respectively, under the Investment Management Agreement then in effect.

E.  TRANSFERS TO OTHER CONTRACTS

    Contracts may be redeemed prior to the death of the Variable Annuitant and the initial Annuity Payment Date and the Cash Value (less the required amount of federal income tax withholding, if any) may be applied to the purchase of certain other Variable Annuities, Fixed-Dollar Annuities or life insurance contracts issued by The Franklin. Franklin Life Variable Annuity Fund A and Franklin Life Money Market Variable Annuity Fund C, other separate accounts of The Franklin funding Variable Annuity contracts, no longer issue new Variable Annuity contracts.

    It is not clear whether gain or loss will be recognized for federal income tax purposes upon the redemption of a Contract, another annuity contract or life insurance contract issued by The Franklin for purposes of applying the redemption proceeds to the purchase of another contract issued by The Franklin. Federal tax penalties may also apply to such redemptions. Since the income and withholding tax consequences of such redemption and purchase depend on many factors, any person contemplating redemption of a Contract or another contract issued by The Franklin for purposes of purchasing a different contract issued by The Franklin (or any other contract) is advised to consult a qualified tax advisor prior to the time of redemption. Contract Owners who are not natural persons should also consider whether such a redemption would cause them to lose certain advantages applicable to stipulated payments made on or before February 28, 1986. See "Federal Income Tax Status-The Contracts," below.

F.  MISCELLANEOUS


    The Fund's total expenses for 1997 were $_____________, or 1.440% of average net assets during 1997.



                                    THE CONTRACTS

A.  GENERAL

    Certain significant provisions of the Contracts and administrative practices of The Franklin with respect thereto are discussed in the following paragraphs.

    Contract Owner inquiries may be directed to the Equity Administration Department of The Franklin at the address or telephone number set forth on the cover of this Prospectus.

    1.  ANNUITY PAYMENTS

    Variable Annuity Payments are determined on the basis of (i) an annuity rate table specified in the Contract, which reflects the age and sex of the Variable Annuitant and the type of Settlement Option selected, and (ii) the investment performance of the Fund. In the case of Deferred Variable Annuities, the annuity rate table is set forth in the Contract. In the case of Immediate Variable Annuities, the table is that used by The Franklin on the date of issue of the Contract. The amount of the Annuity Payments will not be affected by mortality experience adverse to The Franklin or by an increase in The Franklin's expenses related to the Fund or the Contracts in excess of the expense deductions provided for in the Contracts. The Variable Annuitant under an annuity with a life contingency or one providing for a number of Annuity Payments certain will receive the value of a fixed number of Annuity Units each month, determined as of the initial Annuity Payment Date on the basis of the applicable annuity rate table and the then value of his or her account. The value of Annuity Units, and thus the amounts of the monthly Annuity Payments, will, however, reflect investment gains and losses and investment income occurring after the initial Annuity Payment Date, and thus the amount of the Annuity Payments will vary with the investment experience of the Fund. See "Annuity Period," below.

    2. DECREASE BY CONTRACT OWNER IN AMOUNT OF PERIODIC STIPULATED PAYMENTS; INCREASE BY CONTRACT OWNER IN NUMBER OF PERIODIC STIPULATED PAYMENTS

    Stipulated Payments can be paid on an annual, semi-annual or quarterly schedule or, with The Franklin's consent, monthly. The first Stipulated Payment is due as of the date of issue and each subsequent Stipulated Payment is due on the first day following the interval covered by the next preceding Stipulated Payment and on the same date each month as the date of issue. Subject to the limitations described under "Purchase Limits," below, the amount of a periodic Stipulated Payment may be decreased by the Contract Owner on any date a Stipulated Payment is due. Submission of a Stipulated Payment in an amount less than that of the previous Stipulated Payment, subject to the aforesaid purchase limits, will constitute notice of the election of the Contract Owner to make such change. After such a decrease, the Contract Owner is permitted to increase his periodic Stipulated Payments up to, but not in excess of, the amount originally provided in the Contract. Unless otherwise agreed to by The Franklin, the mode of Stipulated Payment may be changed only on a Contract Anniversary.

    In the case of Contracts having a Stipulated Payment period of 12 years or more, the Contract Owner may continue making Stipulated Payments after the agreed amount of Stipulated Payments has been made, subject to the limitation that no more than twice the amount of Stipulated Payments specified in the Contract will be received by The Franklin, and The Franklin reserves the right not to accept the Stipulated Payments after age 75. The deductions for sales and administrative expenses from these additional Stipulated Payments will be that applicable to Stipulated Payments in the final agreed year for Stipulated Payments as set forth in the table as to Stipulated Payment periods of 12 or more years under "Sales and Administration Deductions," above. No similar privilege is available with respect to Contracts having a Stipulated Payment period of less than 12 years.

    3.  ASSIGNMENT OR PLEDGE

    A Contract may be assigned by the Contract Owner or pledged by him or her as collateral security as provided in the Contract. The Franklin will make Contract loans only as provided under "Contract Loans," below. Assignments or pledges of the Contract and Contract loans will be treated as distributions that may be taxable. Moreover, in certain instances, pledges or assignments of the Contract and Contract Loans may result in the imposition of certain tax penalties. See "Federal Income Tax Status-The Contracts," below.

    Persons contemplating the assignment or pledge of a Contract are advised to consult a qualified tax advisor concerning the federal income tax consequences thereof.

    4.  PURCHASE LIMITS

    No single Stipulated Payment may be less than $2,500. Currently, no annual Stipulated Payment may be less than $120; no semiannual Stipulated Payment may be less than $60; no quarterly Stipulated Payment may be less than $30; and, in the case of monthly Stipulated Payment contracts, the initial payment must be at least $20 and each subsequent monthly payment at least $10. Under the terms of the Contract, The Franklin may increase the minimum periodic Stipulated Payment to $20 per month ($240 per year).

    5.  TERMINATION BY THE FRANKLIN

    The Franklin currently reserves the right to terminate any Contract if total Stipulated Payments paid are less than $120 in each of three consecutive Contract Years (excluding the first Contract Year) and if the Cash Value is less than $500 at the end of such three-year period. Under the terms of the Contract, The Franklin may terminate such Contract if total Stipulated Payments paid are less than $240 in each of such three consecutive Contract Years and if the Cash Value is less than $500 at the end of such three-year period. The Franklin must give 31 days' notice by mail to the Contract Owner of such termination. The Franklin will not exercise any right to terminate such Contract if the value of the Contract declines to less than $500 as a result of a decline in the market value of the securities held by the Fund.

    Upon termination as described above, The Franklin will pay to the Contract Owner the Cash Value of the Contract, less federal income tax withholding and any indebtedness, if applicable. For certain tax consequences upon such payment, see "Federal Income Tax Status," below.

    6.  WITHDRAWAL BY THE CONTRACT OWNER

    A Contract Owner has the right to revoke the purchase of a Contract within 10 days after receipt of the Contract, and upon such revocation will be entitled to a return of the entire amount paid.

    In addition, with respect to any Periodic Stipulated Payment Contract having a Stipulated Payment period of more than five years, The Franklin will send to the Contract Owner of such Contract, within 60 days after the Date of Issue, a statement of charges to be deducted from the Stipulated Payments and a notice of the right to withdraw from the Contract, which may be exercised by surrendering the Contract within 45 days after the mailing of the notice. In the case of such surrender, the Contract Owner will be entitled to the Cash Value of the Contract, plus an amount, payable by The Franklin or by Franklin Financial Services Corporation, distributor of the Contracts, equal to the difference between the gross payments made on the Contract and the net amount invested. The Franklin has guaranteed the obligations of Franklin Financial Services Corporation in this respect and accordingly, in connection with The Franklin's ability to meet these obligations, the financial statements of The Franklin contained herein should be considered. Payments upon such surrender may be subject to federal income tax withholding and federal tax penalties. See "Income Tax Withholding," below and "Federal Income Tax Status-The Contracts," below.

    Any request for revocation or withdrawal must be made by mailing or hand-delivering the Contract and a written request for revocation or withdrawal within the applicable time period either to The Franklin Life Insurance Company, Cashiers Department, #1 Franklin Square, Springfield, Illinois 62713, or to the agent from whom the Contract was purchased. In general, notice of revocation given by mail is deemed to be given on the date of the postmark, or, if sent by certified or registered mail, the date of certification or registration.

    7.   NEW CONTRACTS NO LONGER BEING ISSUED

    The Fund no longer issues new Contracts.


B.  DEFERRED VARIABLE ANNUITY ACCUMULATION PERIOD


    1. CREDITING ACCUMULATION UNITS; DEDUCTIONS FOR SALES AND ADMINISTRATIVE EXPENSES

    During the accumulation period-the period before the initial Annuity Payment Date-deductions from Stipulated Payments for sales and administrative expenses are made as specified under "Deductions and Charges Under the Contracts," above. In addition, any applicable premium taxes, also as specified above under that caption, are deducted from the Stipulated Payments. The balance of each Stipulated Payment is credited to the Contract Owner in the form of Accumulation Units.

    The number of a Contract Owner's Accumulation Units is determined by dividing the net amount of Stipulated Payments credited to his or her Contract by the value of an Accumulation Unit at the end of the Valuation Period during which the Stipulated Payment is received, except that, in the case of the original application for a Variable Annuity Contract, the value of an Accumulation Unit within two business days after receipt of the application will be used if the application and all information necessary to process the application are complete upon receipt. If the application and such information are not complete upon receipt, The Franklin, within five days after the receipt of an original application and initial payment at the Home Office of The Franklin, will attempt to complete the application and will either accept the application or reject the application and return the initial payment.

    The number of Accumulation Units so determined will not be changed by any subsequent change in the dollar value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from day to day depending upon the investment experience of the Fund.

    2.  VALUATION OF A CONTRACT OWNER'S CONTRACT

    The Cash Value of a Contract at any time prior to the initial Annuity Payment Date can be determined by multiplying the total number of Accumulation Units credited to the account by the current Accumulation Unit value. The Contract Owner bears the investment risk, that is, the risk that market values may decline. There is no assurance that the Cash Value of the Contract will equal or exceed the Stipulated Payments made. A Contract Owner may obtain from the Home Office of The Franklin information as to the current value of an Accumulation Unit and the number of Accumulation Units credited to his or her Contract.

    3.  VALUE OF THE ACCUMULATION UNIT

    The value of an Accumulation Unit was set at $10 effective July 1, 1971. Accumulation Units currently are valued each Valuation Date (each day in which there is a sufficient degree of trading in the securities in which the Fund invests that the value of an Accumulation Unit might be materially affected by changes in the value of the Fund's investments, other than a day during which no Contract or portion thereof is tendered for redemption and no order to purchase or transfer a Contract is received by the Fund, as of the close of trading on that day). After the close of trading on a Valuation Date, or on a day when Accumulation Units are not valued, the value of an Accumulation Unit is equal to its value as of the immediately following Valuation Date. The value of an Accumulation Unit on the last day of any Valuation Period is determined by multiplying the value of an Accumulation Unit on the last day of the immediately preceding Valuation Period by the Net Investment Factor (defined below) for the current Valuation Period.

    At each Valuation Date a gross investment rate for the Valuation Period then ended is determined from the investment performance of the Fund for the Valuation Period. Such rate is equal to (i) accrued investment income for the Valuation Period, plus capital gains and minus capital losses for the period, whether realized or unrealized, on the assets of the Fund (adjusted by a deduction for the payment of any applicable state or local taxes as to the income or capital gains of the Fund) divided by (ii) the value of the assets of the Fund at the beginning of the Valuation Period. The gross investment rate may be positive or negative.

    The net investment rate for the Valuation Period is then determined by deducting, currently, .003945% (1.440% on an annual basis) for each day of the Valuation Period as a charge against the gross investment rate. This charge is made by The Franklin for providing investment management services, annuity rate or mortality assurances and expense assurances. See "Deductions and Charges Under the Contracts," above.

    The net investment factor for the Valuation Period is the sum of
1.00000000 plus the net investment rate for the Valuation Period ("Net Investment Factor").

    The net investment rate may be negative if the combined capital losses, Valuation Period deductions and increase in the tax reserve exceed investment income and capital gains. Thus, the Net Investment Factor may be less than 1.00000000, and the value of an Accumulation Unit at the end of a Valuation Period may be less than the value for the previous Valuation Period.

    4.  VALUATION OF FUND ASSETS

    In determining the value of the assets of the Fund, each security traded on a national securities exchange is valued at the last reported sale price on the Valuation Date. If there has been no sale on such day, then the value of such security is taken to be the current bid price at the time as of which the value is being ascertained. Any security not traded on a securities exchange but traded in the over-the-counter market is valued at the current bid price on the Valuation Date. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Managers.

    5.  REDEMPTION

    A Contract Owner under a Deferred Variable Annuity Contract, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, may redeem the Contract in whole, or in part, by submission of the Contract and a written request for its redemption to The Franklin's Home Office, and will receive the Cash Value of the part of the Contract redeemed. The Cash Value of a Contract or part thereof redeemed prior to the initial Annuity Payment Date is the number of Accumulation Units credited to the Contract (or that part so redeemed) times the value of an Accumulation Unit at the end of the Valuation Period in which the request for redemption is received. Except in the limited circumstances described below, the payment of the Cash Value will be made within seven days after the date a properly completed and documented request for redemption is received by The Franklin at its Home Office. The right of redemption may be suspended or the date of payment postponed during any periods when the New York Stock Exchange is closed (other than customary weekend and holiday closings); when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable; or for such other periods as the Securities and Exchange Commission by order may permit to protect Contract Owners.

    Where the Contract Owner has both a Variable Annuity and a Fixed-Dollar Annuity, a request for partial redemption, if no other indication is obtained from the Contract Owner, will be treated as a pro rata request for partial redemption of the Variable Annuity and the Fixed-Dollar Annuity.

   In lieu of a single payment of the amount due upon redemption of a Contract, the Contract Owner may elect, at any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, to have all or any portion of the amount due applied under any available Settlement Option. See "Settlement Options," below. However, no Settlement Option may be elected upon redemption without surrender of the entire Contract.

   The payment of the Cash Value of a redeemed Contract either in a single payment or under an available Settlement Option may be subject to federal income tax withholding and federal tax penalties. See "Federal Income Tax Status," below.

   6. PAYMENT OF ACCUMULATED VALUE AT TIME OF DEATH

   In the event of the death of the Variable Annuitant prior to the initial Annuity Payment Date, death benefits payable to the surviving beneficiary will be paid by The Franklin within seven days of receipt by The Franklin of written notice of such death. The death proceeds payable will be the Cash Value of the Contract determined as of the date on which written notice of death is received by The Franklin by mail if such date is a Valuation Date; if such date is not a Valuation Date, the determination will be made on the next following Valuation Date. There is no assurance that the Cash Value of a Contract will equal or exceed the Stipulated Payments made. For the method of valuation of Accumulation Units, see "Crediting Accumulation Units; Deductions for Sales and Administration Expenses," above.

   The Code imposes certain distribution requirements which affect the payment of death benefits. See "Settlement Options," below. Subject to these requirements, the Contract Owner may, at any time prior to the initial Annuity Payment Date, elect that all or any portion of such death proceeds be paid to the Beneficiary under any one of the available Settlement Options. If the Contract Owner has not made such an election, the Beneficiary may do so after the death of the Variable Annuitant. The Contract Owner or the Beneficiary, whichever selects the method of settlement, may designate contingent Beneficiaries to receive any other amounts due should the first Beneficiary die before completion of the specified payments. If neither the Contract Owner nor the Beneficiary elects payment of death proceeds under an available Settlement Option, payment will be made to the Beneficiary in a single sum.

    Death proceeds may be applied to provide variable payments, fixed-dollar payments or a combination of both.

    The payment of death proceeds may be subject to federal income tax withholding. See "Income Tax Withholding," below.

    7.  OPTIONS UPON FAILURE TO MAKE STIPULATED PAYMENTS

    Upon a failure to make a Stipulated Payment under a Periodic Stipulated Payment Contract, subject to The Franklin's power of termination described under "Termination by The Franklin," above, and subject to the right of The Franklin to pay the value of the Contract Owner's account in a single sum at the initial Annuity Payment Date if the value on such date is less than $2,000, the Contract Owner may elect, prior to the death of the Variable Annuitant and prior to the initial Annuity Payment Date, either of the following options:

    (a) to exercise any of the available Settlement Options described under "Settlement Options," below, or redeem the Contract as described under "Redemption," above; or

   (b) to have the Contract continued from the date of failure to make a Stipulated Payment as a paid-up annuity to commence on the initial Annuity Payment Date stated in the Contract.

    If no option is elected by the Contract Owner within 31 days after failure to make a Stipulated Payment, the Contract will automatically be continued under the paid-up annuity option.

   Under a single stipulated payment deferred contract, the Contract Owner may terminate his Contract and exercise any of the Settlement Options described below at any time prior to the initial Annuity Payment Date.

    8.  REINSTATEMENT (AS TO PERIODIC STIPULATED PAYMENT CONTRACTS)

    A Contract Owner, by making one Stipulated Payment, may reinstate a Periodic Stipulated Payment Contract as to which there has been a failure to make a Stipulated Payment, if the Contract at the time of the payment is being continued as a paid-up annuity. However, such reinstatement does not automatically reinstate the benefits provided by any riders to the Contract providing life insurance or disability benefits. Following reinstatement, the Contract Owner may exercise any of the options upon failure to make Stipulated Payments or Settlement Options described herein. Sales and administration deductions from Stipulated Payments made upon or after reinstatement will be equivalent to those that would have been made if the payments had been made at the time originally stipulated.

    9. CHANGE OF BENEFICIARY OR MODE OF PAYMENT OF PROCEEDS; DEATH OF BENEFICIARIES

    While the Contract is in force the Contract Owner may (by filing a written request at the Home Office of The Franklin) change the Beneficiary or Settlement Option, or, if agreed to by The Franklin, change to a mode of payment different from one of the Settlement Options.

    If any Beneficiary predeceases the Variable Annuitant, the interest of such Beneficiary will pass to the surviving Beneficiaries, if any, unless otherwise provided by endorsement. If no Beneficiary survives the Variable Annuitant and no other provision has been made, then, upon the death of the Variable Annuitant, the proceeds will be paid in a single sum to the Contract Owner or, if the Variable Annuitant was the Contract Owner, to the executors or administrators of the Contract Owner's estate.

   10.  SETTLEMENT OPTIONS

    At any time prior to the initial Annuity Payment Date and during the lifetime of the Variable Annuitant, the Contract Owner may elect to have all or a portion of the amount due in settlement of the Contract applied under any of the available Settlement Options described below. If the Contract Owner fails to elect a Settlement Option, payment automatically will be made in the form of a life annuity. See "First Option," below, and "Deferred Variable Annuity Contracts," below.

    Annuity Payments under a Settlement Option are made to the Variable Annuitant during his or her lifetime, or for such shorter period that may apply under the particular Settlement Option. Upon the death of the original Variable Annuitant after the initial Annuity Payment Date, any remaining Annuity Payments that are due under the Settlement Option elected will be continued to the Beneficiary or, if elected by the Contract Owner (or, if so designated by the Contract Owner, by the Beneficiary), the Cash Value of the Contract, as described under such Settlement Option below, will be paid to the Beneficiary in one lump sum. Upon the death of any Beneficiary to whom payments are being made under a Settlement Option, a single payment equal to the then remaining Cash Value of the Contract, if any, will be paid to the executors or administrators of the Beneficiary, unless other provision has been specified and accepted by The Franklin. For a discussion of payments if no Beneficiary is surviving at the death of the Variable Annuitant, see "Change of Beneficiary or Mode of Payment of Proceeds; Death of Beneficiaries," immediately above.

    Payment to a Contract Owner upon redemption of a Contract, and payment of death proceeds to a Beneficiary upon the death of the Variable Annuitant prior to the initial Annuity Payment Date, may also be made under an available Settlement Option in certain circumstances. See "Redemption," above, and "Payment of Accumulated Value at Time of Death," above.

    Available Settlement Options may be selected on a fixed or variable basis or a combination thereof, except the Seventh Option, which is available on a fixed basis only. Under an Option which is paid on a fixed basis, there is no sharing in the investment experience of the Fund and, upon commencement of payments, participation in the Fund terminates (the subject Contract will be transferred to the general account of The Franklin). Settlement under the First, Second, Third, Fourth or Fifth Option below is subject to satisfactory proof of age of the person or persons to whom the Annuity Payments are to be made.

    The minimum amount of proceeds which may be applied under any Settlement Option for any person is $2,000 and proceeds of a smaller amount may be paid in a single sum in the discretion of The Franklin. Further, if at any time payments under a Settlement Option become less than $25 per payment, The Franklin has the right to change the frequency of payment to such intervals as will result in payments of at least $25.

    In the case of Immediate Variable Annuity Contracts, the only Settlement Options offered are the life annuity, the life annuity with 120, 180 or 240 monthly payments certain, or the joint and last survivor life annuity. See "First Option," "Second Option" and "Fourth Option," below, and "Immediate Variable Annuity Contracts," below.

    Persons contemplating election of the Fifth, Sixth or Seventh Option should consult a qualified tax advisor to determine whether the continuing right of redemption under any such Option might be deemed for tax purposes to result in the "constructive receipt" of the Cash Value of the Contract or proceeds remaining on deposit with The Franklin.

    In general, certain distribution requirements are imposed by the Code in the case of annuity contracts issued after January 18, 1985 in order for the contracts to qualify as "annuity contracts" under the Code. Certain questions exist about the application of these rules to distributions from the Contracts and their effect on Settlement Option availability thereunder.

    Under these distribution requirements, if the Contract Owner of a Contract issued after January 18, 1985 dies on or after the date Annuity Payments commence but before the entire interest in the Contract has been distributed, then the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of his or her death. Also, if the Contract Owner of such a Contract dies before the commencement of Annuity Payments, then the entire interest in the Contract must be distributed within five years after the date of death. Under a special exception, this 5-year distribution rule is deemed satisfied if (i) any portion of the Contract Owner's interest is payable to a designated beneficiary, (ii) that interest is distributed to the designated beneficiary over the life of such beneficiary (or over a period not extending beyond the beneficiary's life expectancy) and (iii) such distributions begin not later than one year after the death of the Contract Owner. If the designated beneficiary is the surviving spouse of the Contract Owner and such surviving spouse dies before Annuity Payments to the spouse commence, the surviving spouse will be treated as the Contract Owner for purposes of these distribution rules. Also, if the Contract Owner is not an individual, then the Variable Annuitant shall be treated as the Contract Owner in applying these distribution requirements and a change in the Variable Annuitant shall be treated as the death of the Contract Owner.

    The effect of the distribution requirements described above is that, in the case of Contracts issued after January 18, 1985, Settlement Option availability will be limited as necessary to comply with the applicable distribution rules. For example, under these rules, it appears that the First Option (Life Annuity) would not be available to a designated beneficiary under such a Contract unless distributions to the beneficiary begin not later than one year after the date of the Contract Owner's death. Other Settlement Options may be restricted or unavailable as well under the distribution rules. All Settlement Options under Contracts issued after January 18, 1985 are offered subject to the limitations of the distribution rules. Persons contemplating the purchase of a Contract should consult a qualified tax advisor concerning the effect of the distribution rules on the Settlement Option or Options he or she is contemplating.

    FIRST OPTION--LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant. This Option offers the maximum level of monthly Annuity Payments since there is no guarantee of a minimum number of Annuity Payments or provision for any continued payments to a Beneficiary upon the death of the Variable Annuitant. It would be possible under this Option for the Variable Annuitant to receive only one Annuity Payment if he or she died before the second Annuity Payment Date, or to receive only two Annuity Payments if he or she died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

    SECOND OPTION--LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN. An annuity payable monthly during the lifetime of the Variable Annuitant including the commitment that if, at the death of the Variable Annuitant, Annuity Payments have been made for less than 120 months, 180 months or 240 months (as selected by the Contract Owner in electing this Option), Annuity Payments shall be continued during the remainder of the selected period to the Beneficiary. The cash value under this Settlement Option is the present value of the current dollar amount of any unpaid Annuity Payments certain.

    THIRD OPTION--UNIT REFUND LIFE ANNUITY. An annuity payable monthly during the lifetime of the Variable Annuitant, ceasing with the last Annuity Payment due prior to the death of the Variable Annuitant, provided that, at the death of the Variable Annuitant, the Beneficiary will receive a payment of the then dollar value of the number of Annuity Units equal to the excess, if any, of
(a) over (b) where (a) is the total amount applied under this Option divided by the Annuity Unit value at the initial Annuity Payment Date and (b) is the number of Annuity Units represented by each Annuity Payment multiplied by the number of Annuity Payments made.

    For example, if $10,000 were applied on the first Annuity Payment Date to the purchase of an annuity under this Option, the Annuity Unit value at the initial Annuity Payment Date were $2.00, the number of Annuity Units represented by each Annuity Payment were 30.55, 10 Annuity Payments were paid prior to the date of the Variable Annuitant's death and the value of an Annuity Unit on the Valuation Date following the Variable Annuitant's death were $2.05, the amount paid to the Beneficiary would be $9,623.73, computed as follows:

    $10,000
  ( -------- - (30.55 X 10)) X $2.05 = (5,000 - 305.5) X $2.05 = 4,694.5 X  $2.05 = $9,623.73
     $2.00

    FOURTH OPTION--JOINT AND LAST SURVIVOR LIFE ANNUITY. An annuity payable monthly during the joint lifetime of the Variable Annuitant and a secondary variable annuitant, and thereafter during the remaining lifetime of the survivor, ceasing with the last Annuity Payment due prior to the death of the survivor. Since there is no minimum number of guaranteed payments under this Option, it would be possible under this Option to receive only one Annuity Payment if both the Variable Annuitant and the secondary variable annuitant died before the second Annuity Payment Date, or to receive only two Annuity Payments if both the Variable Annuitant and the secondary variable annuitant died after the second Annuity Payment Date but before the third Annuity Payment Date, and so forth.

    FIFTH OPTION--PAYMENTS FOR A DESIGNATED PERIOD. An amount payable monthly to the Variable Annuitant for a number of years which may be from one to 30 (as selected by the Contract Owner in electing this Option). At the death of the Variable Annuitant, payments will be continued to the Beneficiary for the remaining period. The cash value under this Settlement Option is the then present value of the current dollar amount of any unpaid Annuity Payments certain. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed in whole or in part at any time by the Contract Owner for the aforesaid cash value of the part of the Contract redeemed. See "Redemption," above.

    It should be noted that, while this Option does not involve a life contingency, charges for annuity rate assurances, which include a factor for mortality risks, are included in the computation of Annuity Payments due under this Option. Further, although not contractually required to do so, The Franklin currently follows a practice, which may be discontinued at any time, of permitting persons receiving Annuity Payments under this Option to elect to convert such payments to a Variable Annuity involving a life contingency under the First, Second, Third or Fourth Options, above, if, and to the extent, such other Options are otherwise available to such person.

    SIXTH OPTION--PAYMENTS OF A SPECIFIED DOLLAR AMOUNT. The amount due will be paid to the Variable Annuitant in equal annual, semiannual, quarterly or monthly Annuity Payments of a designated dollar amount (not less than $75 a year per $1,000 of the original amount due) until the remaining balance (adjusted each Valuation Period by the Net Investment Factor for the period) is less than the amount of one Annuity Payment, at which time such balance will be paid and will be the final Annuity Payment under this Option. Upon the death of the Variable Annuitant, payments will be continued to the Beneficiary until such remaining balance is paid. The cash value under this Settlement Option is the amount of proceeds then remaining with The Franklin. A Contract under which Annuity Payments are being made under this Settlement Option may be redeemed at any time by the Contract Owner for the aforesaid cash value.

    Annuity Payments made under the Sixth Option may, under certain circumstances, be converted into a Variable Annuity involving a life contingency. See the last paragraph under the Fifth Option, immediately above, which applies in its entirety to the Sixth Option as well.

    SEVENTH OPTION--INVESTMENT INCOME. The amount due may be left on deposit with The Franklin in its general account and a sum will be paid annually, semiannually, quarterly or monthly, as selected by the Contract Owner in electing this Option, which shall be equal to the net investment rate of 3% stipulated as payable upon fixed-dollar amounts for the period multiplied by the amount remaining on deposit. Upon the death of the Variable Annuitant, the aforesaid payments will be continued to the Beneficiary. The sums left on deposit with The Franklin may be withdrawn at any time.

    Periodic payments received under this Option may be treated like interest for federal income tax purposes. Interest payments are fully taxable and are not subject to the general rules applicable to the taxation of annuities described in "Federal Income Tax Status," below. Persons contemplating election of this Seventh Option are advised to consult a qualified tax advisor concerning the availability and tax effect of its election.

    11. TRANSFER OF FIXED-DOLLAR ANNUITY VALUES TO ACQUIRE VARIABLE ANNUITY ACCUMULATION UNITS


    Where a Deferred Variable Annuity and a Fixed-Dollar Annuity have been issued on the same Contract, on any Contract Anniversary during the accumulation period of the Contract, the Contract Owner may have the unloaned cash value of his Fixed-Dollar Annuity transferred in whole or in part to his Variable Annuity to purchase Variable Annuity Accumulation Units at net asset value, without any sales or administrative deductions. However, any such partial transfer of cash value must be at least $500. (A similar privilege, but available four times in one contract year, permits transfer of Variable Annuity Accumulation Unit values to establish values under a Fixed-Dollar Annuity issued on the same Contract.)

    12.  CONTRACT LOANS

    While the Contract is in force, prior to the initial Annuity Payment Date or the death of the Variable Annuitant, The Franklin will make a contract loan on the sole security of the Contract.

    Upon receiving a request for a contract loan, The Franklin will convert Accumulation Units under the Contract to a fixed-dollar contract loan account in an amount necessary to provide a sufficient "loan value" for the proposed loan. The maximum amount which may be borrowed on a Contract (the "loan value") is that amount which, when added to any existing contract loan and interest on the total contract loan to the next Contract Anniversary, will equal what the Cash Value of the contract loan account would be on such anniversary. The Contract, except to the extent so converted, has no loan value and The Franklin will not make loans or arrange for the making of loans thereon.

    The Accumulation Units in the contract loan account do not participate in the investment experience of the Fund, but receive interest credits at the rate then paid by The Franklin upon Fixed-Dollar Annuity accumulations. At the current time, that rate is 4-1/2% per annum during the first five contract years, 4% per annum for the sixth through tenth contract years, and 3-1/2% per annum thereafter.

    Where the Contract Owner has both a Variable Annuity and a Fixed-Dollar Annuity under the same Contract, unless he otherwise indicates, a contract loan request will be considered a request for a loan on each annuity and will be allocated pro rata according to the loan values available under each annuity.

    Whenever the total contract loan is equal to or exceeds the Cash Value, the Contract shall terminate, but in no event shall such termination take effect until 31 days after notice shall have been mailed to the last known address of the Contract Owner and any known assignee.

    On Contracts currently being issued in South Carolina the interest rate on the principal of the contract loan is 7.4% per annum payable in advance to the end of the current Contract Year, and annually in advance thereafter. In all other states the rate is adjustable. This means that the rate may be changed each policy year, effective on the Contract Anniversary. The adjustable loan interest rate will be reflective of the rates then available to The Franklin for corporate bonds as indicated by the "Moody's Corporate Bond Yield Average." Interest not paid when due will be added to the principal of the loan and bear the same rate of interest. Upon a repayment of the contract loan prior to the date through which interest has been paid in advance, the Contract Owner will receive a pro rata credit for the unearned interest.

    It should be noted that the annual rate of interest charged on contract loans is in excess of the interest credited by The Franklin upon the contract loan account; thus, there is, in effect, a continuing net charge against the Contract Owner of the difference between the two rates while the contract loan is outstanding.

     The whole or any part of the contract loan may be repaid at any time while the Contract is in force prior to its maturity. Where variable Accumulation Units have been converted into a contract loan account prior to the making of a contract loan, repayments of the loan will result in the conversion of accumulation units under the contract loan account to variable Accumulation Units at net asset value without any sales or administration deduction, unless the Contract Owner elects that such conversion shall not take place. The Contract Owner has the power to designate whether a payment made by him or her is to be applied as a Stipulated Payment (within the limitations on Stipulated Payments set forth under "Annuity Payments," above, "Decrease by Contract Owner in Amount of Periodic Stipulated Payments; Increase by Contract Owner in Number of Periodic Stipulated Payments," above) or as a repayment in the contract loan account. In the case of payments by a Contract Owner having a contract loan outstanding which are not identified, The Franklin will make inquiry as to the intention of the Contract Owner.

  Contract loans will be treated as distributions that may be taxable. See "Federal Income Tax Status," below. Any Contract Owner contemplating obtaining a contract loan is advised to consult a qualified tax advisor concerning the possibly unfavorable federal income tax treatment of contract loan proceeds and interest payments with respect thereto.

C.  ANNUITY PERIOD

  1. ELECTING ANNUITY PAYMENTS AND SETTLEMENT OPTION; COMMENCEMENT OF ANNUITY PAYMENTS

  (a)  DEFERRED VARIABLE ANNUITY CONTRACTS

  A Contract Owner selects a Settlement Option and an initial Annuity Payment Date prior to the issuance of the Deferred Variable Annuity Contract. The Contract Owner may defer the initial Annuity Payment Date and continue the Contract to a date not later than the Contract Anniversary on which the attained age of the Variable Annuitant is 75. The Franklin will require satisfactory proof of age of the Variable Annuitant prior to the initial Annuity Payment Date.

  (b)  IMMEDIATE VARIABLE ANNUITY CONTRACTS

  The Franklin offers three forms of Immediate Variable Annuity Contracts: the life annuity, the life annuity with 120, 180 or 240 monthly payments certain and the joint and last survivor life annuity. For a description of these forms of annuity, see the First, Second and Fourth Options under "Settlement Options," above.

  Under an Immediate Variable Annuity, the first Annuity Payment is made to the Variable Annuitant one month after the Effective Date of the Contract, unless the period selected by the Contract Owner for the frequency of Annuity Payments is more than one month, in which case the first Annuity Payment will be made after a period equal to the period so selected from the Effective Date (subject in every case to the survival of the Variable Annuitant, except in cases where a guaranteed payment period is provided).

  2.  THE ANNUITY UNIT

    The value of the Annuity Unit as of July 1, 1971 was fixed at $1.00 and for each day thereafter is determined by multiplying the value of the Annuity Unit on the preceding day by the "Annuity Change Factor" for the Valuation Period ending on the tenth preceding day or by 1.0 if no Valuation Period ended on the tenth preceding day. The "Annuity Change Factor" for any Valuation Period is equal to the amount determined by dividing the Net Investment Factor for that Valuation Period by a number equal to 1.0 plus the interest rate for the number of calendar days in such Valuation Period at the effective annual rate of 3-1/2%. The division by 1.0 plus an interest factor of 3-1/2% in calculating the Annuity Change Factor is effected in order to cancel out the assumed net investment rate of 3-1/2% per year which is built into the annuity tables specified in the Contract.

    See "Determination of Amount of First Monthly Annuity Payment (Deferred Variable Annuity Contracts Only)," below, and "Assumed Net Investment Rate," below.

    Annuity Units are valued in respect of each Annuity Payment Date as of a Valuation Date not less than 10 days prior to the Annuity Payment Date in question in order to permit calculation of amounts of Annuity Payments and mailing of checks in advance of their due dates.

    3. DETERMINATION OF AMOUNT OF FIRST MONTHLY ANNUITY PAYMENT (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

    When Annuity Payments commence under a Deferred Variable Annuity Contract, the value of the Contract Owner's account is determined as the product of the value of an Accumulation Unit on the first Annuity Payment Date and the number of Accumulation Units credited to the Contract Owner's account as of such Annuity Payment Date.

    The Contract utilizes tables indicating the dollar amount of the first monthly Annuity Payment under each Settlement Option for each $1,000 of Cash Value of the Contract. The first monthly Annuity Payment varies according to the Settlement Option selected (see "Settlement Options," above) and the "adjusted age" of the Variable Annuitant. The first monthly Annuity Payment may also vary according to the sex of the Variable Annuitant. See "Annuity Payments," above. (The Contracts provide for age adjustment based on the year of birth of the Variable Annuitant and any joint Variable Annuitant; a person's actual age when Annuity Payments commence may not be the same as the "adjusted age" used in determining the amount of the first Annuity Payment.)

    The tables for the First, Second, Third and Fourth Options are determined from the Progressive Annuity Table assuming births in the year 1900 and a net investment rate of 3-1/2% a year. The tables for the Fifth Option are based on a net investment rate of 3% for the General Account and 3-1/2% for the Separate Account. The total first monthly Annuity Payment is determined by multiplying the number of thousands of dollars of Cash Value of the Contract Owner's Contract by the amount of the first monthly Annuity Payment per $1,000 of value from the tables in the Contract.

    The amount of the first monthly Annuity Payment, determined as above, is divided as of the initial Annuity Payment Date by the value of an Annuity Unit to determine the number of Annuity Units represented by the first Annuity Payment. Annuity Units are valued as of a Valuation Date not less than 10 days prior to the initial Annuity Payment Date, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, there will be a double effect of the investment experience of the Fund during the 10-day period referred to in the preceding sentence, since that experience will be included (as part of the value of an Accumulation Unit) in valuing the Contract Owner's Contract on the initial Annuity Payment Date and (as part of the changes in value of an Annuity Unit) in determining the second monthly Annuity Payment. Also, the number of Annuity Units (and hence the amount of Annuity Payments) will be affected by the net asset values of the Fund approximately 10 days prior to the initial Annuity Payment Date even though changes in those net asset values have occurred during that 10-day period, and even though the value of the Accumulation Units used to determine the Cash Value of the Contract will reflect those changes. See "Amount of Second and Subsequent Monthly Annuity Payments (Deferred Variable Annuity Contracts
Only)," immediately below.

    Each Contract contains a provision that the first monthly Annuity Payment will not be less than 103% of the first monthly Annuity Payment available under a then currently issued Immediate Variable Annuity of The Franklin if a single Stipulated Payment were made equal to the value which is being applied under the Contract to provide annuity benefits. This provision assures the Variable Annuitant that if at the initial Annuity Payment Date the annuity rates then applicable to new Immediate Variable Annuity Contracts are significantly more favorable than the annuity rates provided in his or her Contract, the Variable Annuitant will be given the benefit of the new annuity rates.

    4. AMOUNT OF SECOND AND SUBSEQUENT MONTHLY ANNUITY PAYMENTS (DEFERRED VARIABLE ANNUITY CONTRACTS ONLY)

    The number of Annuity Units credited to a Contract on the initial Annuity Payment Date remains fixed during the annuity period, and as of each subsequent Annuity Payment Date the dollar amount of the Annuity Payment is determined by multiplying this fixed number of Annuity Units by the then value of an Annuity Unit.

    5. DETERMINATION OF AMOUNT OF ANNUITY PAYMENTS (IMMEDIATE VARIABLE ANNUITY CONTRACTS ONLY)

    In the case of Immediate Variable Annuities, the number of Annuity Units per month purchased is specified in the Contract. The number of such units is determined by: (1) multiplying the net single Stipulated Payment (after deductions for sales and administrative expenses and premium taxes) by the applicable annuity factor from the annuity tables then used by The Franklin for Immediate Variable Annuity Contracts, and (2) dividing such product by the value of the Annuity Unit as of the date of issue of the Contract. This number of Annuity Units remains fixed for each month during the annuity period, and the dollar amount of the Annuity Payment is determined as of each Annuity Payment Date by multiplying this fixed number of Annuity Units by the value of an Annuity Unit as of each such Annuity Payment Date.

    Annuity Units are valued as of a Valuation Date not less than 10 days prior to the date of issue of the Contract, pursuant to the procedure discussed under "The Annuity Unit," above. Thus, the number of Annuity Units (and hence the amount of the Annuity Payments) will be affected by the net asset value of the Fund approximately 10 days prior to the Date of Issue of the Contract, even though changes in those net asset values have occurred during that 10-day period.

    As of the date of this Prospectus, The Franklin was using, in connection with the determination of the number of Annuity Units per month purchased under Immediate Variable Annuity Contracts, the 1955 American Annuity Table with assumed 4-1/2% interest, the purchase rates in such table being increased by 0.5% (which percentage is decreased 0.2% for each year of age at the Date of Issue in excess of 70 years for male Variable Annuitants and in excess of 75 years for female Variable Annuitants).

    The Annuity Change Factors used by The Franklin for Immediate Variable Annuity Contracts assume a net investment rate of 3-1/2%.

    6.  ASSUMED NET INVESTMENT RATE

    The objective of a Variable Annuity Contract is to provide level Annuity Payments during periods when the economy, price levels and investment returns are relatively stable and to reflect as increased Annuity Payments only the excess investment results flowing from inflation, increases in productivity or other factors increasing investment returns. The achievement of this objective will depend in part upon the validity of the assumption in the annuity factor that a 3-1/2% net investment rate would be realized in the periods of relative stability assumed. A higher rate assumption would mean a higher initial Annuity Payment but a more slowly rising series of subsequent Annuity Payments in the event of a rising actual investment rate (or a more rapidly falling series of subsequent Annuity Payments in the event of a lower actual investment rate). A lower assumption would have the opposite effect. If the actual net investment rate is at the annual rate of 3-1/2%, the Annuity Payments under Contracts whose Annuity Payments are measured by Annuity Units will be level.

                   INVESTMENT POLICIES AND RESTRICTIONS OF THE FUND

    The following are the fundamental investment policies of the Fund:

    (1) The primary objective of the Fund in making investments is long-term appreciation of capital. Occasional investment for the purpose of seeking short-term capital appreciation may also be made.

    (2) Realization of current investment return is a secondary objective, subordinate to the primary objective.

    (3) Any investment income and realized capital gains (net of any capital gains tax) will be retained and reinvested.

    (4) The Fund's policy is to be substantially fully invested. Generally, the Fund's investments will consist of equity securities, mainly common stocks. The purchase of common stocks may be made both in rising and declining markets. When it is determined, however, that investments of other types may be advantageous in reaching the Fund's objectives, on the basis of combined considerations of risk, income and appreciation, investments may be made in bonds, debentures, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities, in corporate preferred stock or in certificates of deposit, or funds may be retained in cash. Such debt securities may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants.

    (5) Temporary investments may be made in United States Government securities, certificates of deposit, short-term corporate debt securities (subject to fundamental restriction (3), below) and other similar securities, pending investment in the above mentioned securities.

    While The Franklin is obligated to make Annuity Payments in accordance with selected Settlement Options, the amount of the Annuity Payments is not guaranteed but is a variable amount. Since, historically, the value of a diversified portfolio of common stocks held for an extended period of time has tended to rise during periods of inflation and growth in the economy, the Annuity Payments under a Variable Annuity should tend to conform more closely to changes in the cost of living and the level of the economy than payments under a Fixed-Dollar Annuity would do. However, there is no assurance that this objective can be attained. There have been times when the cost of living has increased while securities prices have decreased and times when the cost of living and the level of the economy have gone up or down with no direct correlation to the value of securities in general or to any particular type or class of securities. The value of investments held in the Fund will fluctuate daily and is subject to the risk of changing economic conditions as well as the risks inherent in the ability of management to anticipate changes in those conditions. The value of investments in common stock has historically fluctuated more greatly than the value of investments in securities such as bonds, debentures, notes, other evidences of indebtedness, preferred stock and certificates of deposit, and hence investments in common stocks offer greater opportunities for appreciation and greater risk of depreciation. There is no assurance that the Cash Value of the Contract during the years prior to the Variable Annuitant's retirement or the aggregate amount received during the years following the initial Annuity Payment Date will equal or exceed the Stipulated Payments on the Contract.

    The investment policies of the Fund include a provision that investments may be made in securities other than common stocks if they are advantageous in reaching the Fund's objectives, on the basis of combined considerations of risk, income and appreciation. No assurance can be given, however, that investment in such other securities will accomplish such objectives. Investments may be made in bonds, debentures, notes or other evidences of indebtedness, issued publicly or placed privately, of a type customarily purchased for investment by institutional investors, including United States Government securities, and may also be made in corporate preferred stock or in certificates of deposit, or funds may be retained in cash. Such debt securities may, or may not, be convertible into stock or be accompanied by stock purchase options or warrants. Funds may also be temporarily invested in United States Government securities, certificates of deposit, short-term corporate debt securities (subject to certain restrictions) and other similar securities, pending long-term investment. Although debt securities and preferred stocks of the type in which the Fund would invest are generally considered to present less risk than common stocks, the value of such securities is subject to market fluctuations as a result of money market rates, the demand for such securities and factors relating to the individual issuers of such securities. In the event the Fund invests in such securities, such factors may limit the ability of the Fund to convert such securities to cash and reinvest in other types of securities. Historically, the Fund has not invested significant amounts in debt securities or preferred stocks except for short-term investments in debt securities pending ultimate long-term application of funds for investment purposes.

    The following are the fundamental investment restrictions applicable to the Fund:

    (1) The Fund will not concentrate its investments in any one industry or group of related industries, and no more than 25% of the value of the Fund's assets will be invested in any one industry or group of related industries.

    (2) The Fund will not issue senior securities, except that the Fund may borrow money as set forth in paragraph (3) immediately below.

    (3) The Fund will not borrow money except for temporary or emergency purposes from banks, and any such borrowings will not be used to purchase investment securities and will not exceed 5% of the value of the Fund's assets.

    (4) The Fund will not underwrite securities of other issuers, except that the Fund may acquire portfolio securities under circumstances where, if sold, it might be deemed to be an underwriter for purposes of the Securities Act of 1933. No such securities will be acquired except where parties other than the Fund shall have agreed to bear any and all costs of registration under the Securities Act of 1933. (However, it should be noted that even though an agreement to register has been obtained, enforcement of such an agreement may prove unfeasible or may involve delays which could adversely affect the Fund's ability to resell such securities or the price at which such securities might be resold.) No more than 10% of the value of the Fund's assets will at any time be invested in such securities.

    (5) The Fund will not engage in the purchase and sale of interests in real estate, except that the Fund may engage in the purchase and sale of readily marketable interests in real estate investment trusts or similar securities, which may be deemed to represent indirect interests in real estate.

    (6) The Fund will not engage in the making of loans to other persons, except that the Fund may acquire privately placed corporate debt securities of a type customarily purchased by institutional investors. Such securities, if required to be registered under the Securities Act of 1933 prior to public distribution, will be included in the 10% limitation specified in fundamental restriction (4), above. The foregoing does not restrict the purchase by the Fund of a portion of an issue of publicly distributed bonds, debentures or other securities, whether or not the purchase is made upon the original issuance of such securities.

    (7) The Fund will not engage in the purchase or sale of commodities or commodity contracts.

    (8) The Fund will not purchase the securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities, if such purchase would cause more than 5% of the Fund's assets to be invested in the securities of such issuer, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 5% limitation.

    (9) The Fund will not acquire more than 10% of the outstanding voting securities of any one issuer, other than obligations issued or guaranteed by the United States Government and its agencies or instrumentalities, except that up to 25% of the Fund's total assets taken at current value may be invested without regard to such 10% limitation.

    The fundamental investment policies and the fundamental investment restrictions stated above may not be changed without approval by a vote of a majority of the votes available to the Contract Owners. This means that the policies or restrictions in question may not be changed without the approval of the lesser of (a) the Contract Owners holding 67% or more of the voting power of the Contract Owners present or represented at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (b) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund.

    The following investment restrictions are not fundamental and may be changed by action of the Board of Managers of the Fund:

    (10) All securities in which the Fund invests shall be permissible for the Fund under the Illinois Insurance Code. The Illinois Insurance Code provides that investments of a separate account, like the Fund, are free of the restrictions or provisions generally applicable to insurance companies under that Code, and does not currently provide any special investment restrictions applicable to separate accounts. However, no investment permitted under the Illinois Insurance Code is thereby exempted from the other investment restrictions specified under this caption.

    (11) The Fund will not invest in companies for the purpose of exercising control or management.

    (12) The Fund will not invest in the securities of other investment companies.

    (13) The Fund will not purchase securities on margin, except for such short-term credits as are necessary for the clearance of transactions.

    (14)  The Fund will not make short sales of securities.

    (15) The Fund will not invest in corporate debt (other than commercial paper) or preferred stock that is rated lower than one of the three top grades by Moody's Investors Services, Inc. or Standard & Poor's Corporation and the Fund will not invest in commercial paper rated lower than one of the two top grades by such rating agencies.

                              FEDERAL INCOME TAX STATUS

INTRODUCTION

    The Contracts are designed for retirement planning for individuals. The federal income tax treatment of the Contracts and payments received thereunder depends on various factors, including, among other factors, the tax status of The Franklin and the form in which payments are received. The discussion of federal income taxes contained in this Prospectus, which focuses on rules applicable to Contracts purchased under this Prospectus, is general in nature and is based on existing federal income tax law, which is subject to change. The tax discussion is not intended as tax advice. The applicable federal income tax law is complex and contains many special rules and exceptions in addition to the general rules summarized herein. For these reasons, various questions about the applicable rules exist. Accordingly, each person contemplating the purchase of a Contract is advised to consult with a qualified tax advisor concerning federal income taxes and any other federal, state or local taxes that may be applicable.

THE FRANKLIN

    The Franklin is taxed as a "life insurance company" under the Code. Since the operations of the Fund are part of the overall operations of The Franklin, the Fund is subject to tax as part of The Franklin for federal income tax purposes. Thus, the Fund is not taxed separately as a "regulated investment company" under the Code.

    Under the Code a life insurance company like The Franklin is generally taxed at regular corporate rates, under a single-phase system, on its specially-computed life insurance company taxable income. Some special rules continue to apply, however, in the case of segregated asset accounts like the Fund.


    Investment income and realized capital gains on the assets of the Fund are reinvested by The Franklin for the benefit of the Fund and are taken into account in determining the value of Accumulation Units and Annuity Units. As a result, such income and gains are applied to increase reserves applicable to the Fund. Under the Code, no federal income tax is payable by The Franklin on such investment income or on realized capital gains of the Fund on assets held in the Fund. However, if changes in the federal tax laws or interpretations thereof result in The Franklin being taxed on income or gains attributable to the Fund, then The Franklin may impose a charge against the Fund (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.


THE CONTRACTS

    Payments received under a Contract are subject to tax under Code Section
72. Under the Code, an increase in the value of the Contract Owner's Contract ordinarily is not taxable to the Contract Owner until received by him or her as annuity payments, a lump sum or a partial redemption. A special rule, however, applies to certain annuity contracts held by a person (such as a corporation or partnership) who is not a natural person. With respect to contributions (i.e., Stipulated Payments) made after February 28, 1986 to a Contract held by a non-natural person, the Contract is not treated as an "annuity contract" for certain federal income tax purposes and the income on the Contract for any taxable year allocable to such contributions is treated as ordinary income taxable to the Contract Owner during such year. This special rule, however, does not apply to any annuity contract which, among other exceptions: (1) is an immediate annuity that is purchased with a single premium or annuity consideration, that has an annuity starting date commencing no later than one year from the date of the purchase of the Contract and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period; (2) is acquired by the estate of a decedent by reason of the decedent's death; or (3) is held by a trust or other entity as an agent for a natural person. Non-natural persons now holding or contemplating the future purchase of a Contract are advised to consult a qualified tax advisor concerning the tax consequences of such holding or purchase.

    If payments under a Contract are received in the form of an annuity, then, in general, each payment is taxable as ordinary income to the extent that such payment exceeds the portion of the cost basis of the annuity contract that is allocable to that payment. Payment of the proceeds of an annuity contract in a lump sum either before or at maturity is taxable as ordinary income to the extent the lump sum exceeds the cost basis of the annuity contract. If the Variable Annuitant's life span exceeds his or her life expectancy, the Variable Annuitant's cost basis will eventually be recovered, and any payments made after that point will be fully taxable. If, however, the Annuity Payments cease after the initial Annuity Payment Date by reason of the death of the Variable Annuitant, the amount of any unrecovered cost basis in the Contract will generally be allowed as a deduction to the Variable Annuitant for his or her last taxable year.

    A payment received on account of a partial redemption of an annuity contract generally is taxable as ordinary income in whole or part. Also, if prior to the initial Annuity Payment Date, (i) an annuity contract is assigned or pledged, (ii) a contract loan is obtained or (iii) a Contract issued after April 22, 1987 is transferred without adequate consideration, then the amount assigned, pledged, borrowed or transferred may similarly be taxable. Special rules may apply with respect to investments in a Contract made before August 14, 1982. Because the applicable tax treatment is complex, a qualified tax advisor should be consulted prior to a partial withdrawal, assignment, pledge, contract loan or contract transfer.

    In addition, under a provision of federal tax law effective for annuity contracts entered into after October 21, 1988, all annuity contracts (other than contracts held in connection with certain qualified plans and trusts (including Individual Retirement Annuities) accorded special treatment under the Code) issued by the same company (or affiliates) to the same contract owner during any calendar year will generally be treated as one annuity contract for the purpose of determining the amount of any distribution not in the form of an annuity that is includable in gross income. This rule may have the effect of causing more rapid taxation of the distributed amounts from such combination of contracts. It is not certain how this rule will be applied or interpreted by the Internal Revenue Service. In particular, it is not clear if or how this rule applies to Immediate Variable Annuities or "split" annuity arrangements. Accordingly, a qualified tax advisor should be consulted about the application and effect of this rule.


    Further, in general, in the case of a payment received under a Contract, a penalty may be imposed equal to 10% of the taxable portion of the payment. However, the 10% penalty does not apply in various circumstances. For example, the penalty is generally inapplicable to payments that are: (i) made on or after age 59-1/2; (ii) allocable to investments in the Contract before August 14, 1982; (iii) made on or after the death of the Contract Owner (or when the Contract Owner is not an individual, the death of the Variable Annuitant); (iv) made incident to disability; (v) part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or the life expectancy) of the Variable Annuitant or the joint lives (or joint life expectancies) of the Variable Annuitant and his or her beneficiary; or (vi) made under a Contract purchased with a single premium and which has an annuity starting date commencing no later than one year from the purchase date of the annuity and which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period.

    A Contract will not be treated as an annuity contract for purposes of certain Code sections, including Section 72, for any period (and any subsequent period) for which the investments made by the Fund attributable to such Contract are not, in accordance with Code Section 817(h) and the Treasury regulations thereunder, adequately diversified. Although certain questions exist about the diversification standards, The Franklin believes that the Fund presently satisfies those standards and intends that the Fund will continue to be adequately diversified for those purposes.



    In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor [i.e., the Owner], rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Sub-Accounts without being treated as owners of the underlying assets." As of the date of this prospectus, no guidance has been issued.



    The ownership rights under the Contract are similar to, but different in certain respects from those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Contract Owner has additional flexibility in allocating premium payments and account values. These differences could result in a Contract Owner being treated as the owner of a pro rata portion of the assets of the Fund. In addition, The Franklin does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Franklin therefore reserves the right to modify the Contract as necessary to attempt to prevent a Contract Owner from being considered the owner of a pro rata share of the assets of the Fund.



FUTURE LEGISLATION


    Legislation has been proposed in 1998 that, if enacted, would adversely modify the federal taxation of certain insurance and annuity contracts. For example, one proposal would tax transfers among investment options and tax exchanges involving variable contracts. A second proposal would reduce the "investment in the contract" under cash value life insurance and certain annuity contracts by certain amounts, thereby increasing the amount of income for purposes of computing gain. Although the likelihood of there being any changes is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.



INCOME TAX WITHHOLDING

    Withholding of federal income tax is generally required from distributions from the Contracts to the extent the distributions are taxable and are not otherwise subject to withholding as wages ("Distributions"). See "The Contracts" immediately above, regarding the taxation of Distributions. However, except in the case of certain payments delivered outside the United States or any possession of the United States, no withholding is required from any Distribution if the payee properly elects, in accordance with prescribed procedures, not to have withholding apply.

    In the absence of a proper election not to have withholding apply, the amount to be withheld from a Distribution depends on the type of payment being made. Generally, in the case of periodic payments, the amount to be withheld from each payment is the amount that would be withheld therefrom under specified wage withholding tables if the payment were a payment of wages for the appropriate payroll period. In the case of most other Distributions, including partial redemptions and lump sum payments, the amount to be withheld is equal to 10% of the amount of the Distribution.

                                      MANAGEMENT

    The Fund is managed by a Board of Managers elected annually by the Contract Owners. The Board of Managers currently has four members. The members of the Board of Managers also serve as the Board of Managers of Franklin Life Variable Annuity Fund A, a separate account of The Franklin having investment objectives similar to the Fund but the assets of which are held solely with respect to Variable Annuity Contracts used in accordance with certain qualified plans and trusts or individual retirement annuities accorded special tax treatment under the Code, and of Franklin Life Money Market Variable Annuity Fund C, a separate account of The Franklin having investments in money market securities.

    The affairs of the Fund are conducted in accordance with Rules and Regulations adopted by the Board of Managers. Under the Rules and Regulations, the Board of Managers is authorized to take various actions on behalf of the Fund, including the entry into contracts for the purpose of services with respect to the Fund under circumstances where the approval of such contracts is not required to be submitted to the Contract Owners. Subject to the authority of the Board of Managers, officers and employees of The Franklin are responsible for overall management of the Fund's business affairs.

                                    VOTING RIGHTS

    All Contract Owners will have the right to vote upon:

    (1) The initial approval of any investment management agreement and any amendment thereto.

    (2)  Ratification of an independent auditor for the Fund.

    (3) Any change in the fundamental investment policies or fundamental investment restrictions of the Fund.

    (4) Election of members of the Board of Managers of the Fund (cumulative voting is not permitted).

    (5) Termination of the investment management agreement (such termination may also be effected by the Board of Managers).

    (6)  Any other matter submitted to them by the Board of Managers.

    The number of votes which a Contract Owner may cast as to any Contract, except after the initial Annuity Payment Date, is equal to the number of Accumulation Units credited to the Contract. With respect to any Contract as to which Annuity Payments measured by Annuity Units have commenced, the Contract Owner may cast a number of votes equal to (i) the amount of the assets in the Fund to meet the Variable Annuity obligations related to such Contract, divided by (ii) the value of an Accumulation Unit. Accordingly, the voting rights of a Contract Owner will decline during the Annuity Payment period as the amount of assets in the Fund required to meet the Annuity Payments decreases and, in addition, will decline as the value of an Accumulation Unit increases. Fractional votes will be counted.

    Should assets be maintained in the Fund with respect to contracts other than those offered by this Prospectus, contract owners under such contracts would be entitled to vote, and their votes would be computed in a similar manner. Assets maintained by The Franklin in the Fund in excess of the amounts attributable to the Contracts or other contracts of The Franklin will entitle The Franklin to vote and its vote would be computed in a similar manner. The Franklin will cast its votes in the same proportion as the votes cast by Contract Owners and the owners of such other contracts.

    The number of votes which each Contract Owner may cast at a meeting shall be determined as of a record date to be chosen by the Board of Managers within 120 days of the date of the meeting. At least 20 days' written notice of the meeting will be given to Contract Owners of record. To be entitled to vote or to receive notice, a Contract Owner must have been such on the record date.

                            DISTRIBUTION OF THE CONTRACTS

    Franklin Financial Services ("Franklin Financial") Corporation serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts pursuant to a Sales Agreement with the Fund. The Sales Agreement is described under "Distribution of The Contracts" in the Statement of Additional Information. Franklin Financial, located at #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin.

    The Fund no longer offers new Contracts. Commissions are paid to registered representatives of Franklin Financial with respect to Stipulated Payments received by The Franklin under the Contracts to a maximum of 4% of such Stipulated Payments.

                                   STATE REGULATION

    As a life insurance company organized and operated under Illinois law, The Franklin is subject to statutory provisions governing such companies and to regulation by the Illinois Director of Insurance. An annual statement is filed with the Director on or before March 1 of each year covering the operations of The Franklin for the preceding year and its financial condition on December 31 of such year. The Franklin's books and accounts are subject to review and examination by the Illinois Insurance Department at all times, and a full examination of its operations is conducted by the National Association of Insurance Commissioners ("NAIC") periodically. The NAIC has divided the country into six geographic zones. A representative of each such zone may participate in the examination.

    In addition, The Franklin is subject to the insurance laws and regulations of the jurisdictions other than Illinois in which it is licensed to operate. Generally, the insurance departments of such jurisdictions apply the laws of Illinois in determining permissible investments for The Franklin.

    For certain provisions of Illinois law applicable to the Fund's investments, see "Investment Policies and Restrictions of the Fund," above.

                               REPORTS TO OWNERS

    The Franklin will mail to the Contract Owner, at the last known address of record at the Home Office of The Franklin, at least annually, a report containing such information as may be required by any applicable law or regulation and a statement showing the then Cash Value of his or her Contract.

                              FUNDAMENTAL CHANGES

    Upon compliance with applicable law, including obtaining any necessary affirmative vote of Contract Owners in each case: (a) the Fund may be operated in a form other than as a "management company" under the Investment Company Act of 1940 (including operation as a "unit investment trust"); (b) the Fund may be deregistered under the Investment Company Act of 1940 in the event such registration is no longer required; or (c) the provisions of the Contracts may be modified to comply with other applicable federal or state laws. In the event of any such fundamental change, The Franklin may make appropriate amendments to the Contracts to give effect to such change or take such other action as may be necessary in this respect.

    The Board of Managers of the Fund, and the respective Board of Managers of each of Franklin Life Variable Annuity Fund A ("Fund A") and Franklin Life Money Market Variable Annuity Fund C ("Fund C"), have approved resolutions whereby Contract Owners will be asked during 1998 to approve or to disapprove an Agreement and Plan of Reorganization (the "Agreement") and related transactions (together, the Agreement and related transactions are the "Reorganization") whereby: (i) the Fund will be restructured into a single unit investment trust consisting of three subaccounts; (ii) the assets of each of the Fund, Fund A and Fund C will be liquidated and the proceeds transferred to one of the three subaccounts in the restructured Fund (so that the interests of Contract Owners and of Fund A and Fund C contract owners will continue as interests in the restructured Fund); and (iii) each subaccount will invest exclusively in shares of a specified mutual fund portfolio.


    Contract Owners will be provided with a proxy statement describing the Reorganization in detail. If the Reorganization is approved, then immediately following the consummation of the Reorganization, each Contract Owner will have an interest in a number of units in a subaccount of the restructured Fund having a value equal to the value of that Contract Owner's interest in a Fund immediately prior to the Reorganization.


                                 YEAR 2000 TRANSITION

    Like all financial services providers, The Franklin utilizes systems that may be affected by Year 2000 transition issues and it relies on service providers, including banks, custodians, and investment managers that also may be affected. The Franklin and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that their service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on The Franklin. However, as of the date of this prospectus, it is not anticipated that Contract Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. The Franklin currently anticipates that its systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that The Franklin will be successful, or that interaction with other service providers will not impair The Franklin's services at that time.


                                  LEGAL PROCEEDINGS

    In recent years, various life insurance companies have been named as defendants in class action lawsuits relating to life insurance pricing and sales practices, and a number of these lawsuits have resulted in substantial settlements. The Franklin is a defendant in certain purported class action lawsuits. These claims are being defended vigorously by The Franklin. Given the uncertain nature of litigation and the early stages of this litigation, the outcome of these actions cannot be predicted at this time. The Franklin nevertheless believes that the ultimate outcome of all such pending litigation should not have a material adverse effect on the Fund or on The Franklin's financial position; however, it is possible that settlements or adverse determinations in one or more of these actions or other future proceedings could have a material adverse effect on The Franklin's results of operations for a given period. No provision has been made in the consolidated financial statements related to this pending litigation because the amount of loss, if any, from these actions cannot be reasonably estimated at this time.


    The Franklin is a party to various other lawsuits and proceedings arising in the ordinary course of business. Many of these lawsuits and proceedings arise in jurisdictions, such as Alabama, that permit damage awards disproportionate to the actual economic damages incurred. Based upon information presently available, The Franklin believes that the total amounts that will ultimately be paid, if any, arising from these lawsuits and proceedings will not have a material adverse effect on the Fund or on The Franklin's results of operations and financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards, that bear little or no relation to actual economic damages incurred by plaintiffs in jurisdictions like Alabama continues to increase and creates the potential for an unpredictable judgment in any given suit.

                                REGISTRATION STATEMENT

    A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Fund, The Franklin and the Contracts offered hereby. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.

                           OTHER VARIABLE ANNUITY CONTRACTS

    The Franklin may offer, under other prospectuses, other variable annuity contracts having interests in the Fund and containing different terms and conditions from those offered hereby.

               TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                           PAGE IN STATEMENT OF
                                                          ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
General Information  . . . . . . . . . . . . . . . . .              2
Investment Objectives. . . . . . . . . . . . . . . . .              2
Management . . . . . . . . . . . . . . . . . . . . . .              3
Investment Advisory and Other Services . . . . . . . .              4
Distribution of The Contracts. . . . . . . . . . . . .              6
Portfolio Turnover and Brokerage . . . . . . . . . . .              7
Safekeeper of Securities . . . . . . . . . . . . . . .              7
Legal Matters. . . . . . . . . . . . . . . . . . . . .              8
Experts. . . . . . . . . . . . . . . . . . . . . . . .              8
Index to Financial Statements. . . . . . . . . . . . .             F-1

PROSPECTUS


FRANKLIN LIFE
VARIABLE ANNUITY FUND B


INDIVIDUAL VARIABLE ANNUITY CONTRACTS
(NOT FOR USE IN CONNECTION WITH
QUALIFIED TRUSTS OR PLANS)


ISSUED BY
THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713

--------------------------------------------------------------------------------

                          Complete and return this form to:

The Franklin Life Insurance Company
#1 Franklin Square
Springfield, Illinois 62713
Attention:  Box 1018
(800) 528-2011, extension 2591


Please send me the Statement of Additional Information dated April 30, 1998 for Franklin Life Variable Annuity Fund B.


--------------------------------------------------------------------------------
                                    (Name)

--------------------------------------------------------------------------------
                                    (Street)

--------------------------------------------------------------------------------
(City                                (State)                        (Zip Code)


--------------------------------------------------------------------------------

                                                  INDIVIDUAL VARIABLE ANNUITY
                                                           CONTRACTS
                                                (NOT FOR USE IN CONNECTION WITH
                                                           QUALIFIED
                                                        TRUSTS OR PLANS)



     FRANKLIN LIFE VARIABLE ANNUITY
                                                          ISSUED BY
                FUND B
                                             THE FRANKLIN LIFE INSURANCE COMPANY
                                                     #1 FRANKLIN SQUARE
                                                  SPRINGFIELD, ILLINOIS 62713
                                                  TELEPHONE (800) 528-2011


                         STATEMENT OF ADDITIONAL INFORMATION



    This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated April 30, 1998 relating to the offering of individual variable annuities designed for retirement planning by individuals. Such annuities are not designed for use in connection with certain qualified plans and trust accorded special tax treatment. A copy of the Prospectus may be obtained by writing to The Franklin Life Insurance Company at the address set forth above (Attention:
Box 1018) or by calling (800) 528-2011, extension 2591.


                           --------------------------------

THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

                           --------------------------------


THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS APRIL 30, 1998.

                                  TABLE OF CONTENTS

                                                                        PAGE
     General Information . . . . . . . . . . . . . . . . . . . .          2

     Investment Objectives . . . . . . . . . . . . . . . . . . .          2

     Management. . . . . . . . . . . . . . . . . . . . . . . . .          3

     Investment Advisory and Other Services. . . . . . . . . . .          4

     Distribution of The Contracts . . . . . . . . . . . . . . .          6

     Portfolio Turnover and Brokerage. . . . . . . . . . . . . .          7

     Safekeeper of Securities. . . . . . . . . . . . . . . . . .          7

     Legal Matters . . . . . . . . . . . . . . . . . . . . . . .          8

     Experts . . . . . . . . . . . . . . . . . . . . . . . . . .          8

     Index to Financial Statements . . . . . . . . . . . . . . .        F-1

                                 GENERAL INFORMATION


    The individual variable annuity contracts offered by the Prospectus dated April 30, 1998 (the "Prospectus") are designed primarily to provide annuity payments which will vary with the investment performance of Franklin Life Variable Annuity Fund B (the "Fund"), a separate account which has been established by The Franklin Life Insurance Company ("The Franklin") under Illinois insurance law. Reference is made to the Prospectus, which should be read in conjunction with this Statement of Additional Information. Capitalized terms not otherwise defined in this Statement of Additional Information shall have the meanings designated in the Prospectus.


    American General Corporation ("American General") through its wholly-owned subsidiary, AGC Life Insurance Company ("AGC Life"), owns all of the outstanding shares of common stock of The Franklin. The address of AGC Life is American General Center, Nashville, Tennessee 37250-0001. The address of American
General is 2929 Allen Parkway, Houston, Texas 77019-2155.

     American General is one of the largest diversified financial services organizations in the United States. American General's operating subsidiaries are leading providers of retirement services, consumer loans, and life insurance. The company was incorporated as a general business corporation in Texas in 1980 and is the successor to American General Insurance Company, an insurance company incorporated in Texas in 1926.


    American General has advised the Fund that there was no person who was known to it to be the beneficial owner of 10% or more of the voting power of American General as of _________________, 1998.


                            INVESTMENT OBJECTIVES

    The investment objectives and policies of the Fund are described under "Investment Policies and Restrictions of the Fund" in the Prospectus.

                                      MANAGEMENT

     The following persons hold the positions designated with respect to the Board of Managers. The table also shows any positions held with The Franklin and Franklin Financial Services Corporation, a wholly-owned subsidiary of The Franklin which serves as distributor for the Contracts. (See "Distribution of the Contracts," below.)

     NAME AND ADDRESS          PRINCIPAL OCCUPATIONS         POSITIONS HELD
                                DURING PAST 5 YEARS           WITH THE FUND

 ROBERT G. SPENCER*          Officer of The Franklin;    Chairman and Member,
   #1 Franklin Square        currently,Vice President      Board of Managers
   Springfield, Illinois     of The Franklin; prior to
   62713                     1996, also Treasurer of
                             The Franklin and Treasurer
                             and Assistant Secretary of
                             Franklin Financial
                             Services Corporation.

 ELIZABETH E. ARTHUR*      Officer of The Franklin;      Secretary, Board of
   #1 Franklin Square        currently, Vice President,    Managers
   Springfield, Illinois     Assistant Secretary and
   62713                     Associate General Counsel
                             of The Franklin. Ms.
                             Arthur also serves as
                             Assistant Secretary of
                             Franklin Financial
                             Services Corporation.

 DR. ROBERT C. SPENCER     Visiting Professor of         Member, Board of
   2303 South Third          Government, Montana State     Managers
   Avenue Bozeman,           University, since 1992;
   Montana 59715             Professor of Government
                             and Public Affairs,
                             Sangamon State University,
                             prior thereto.

 JAMES W. VOTH             Chairman, Resource            Member, Board of
   50738 Meadow Green        International Corp., South    Managers
   Court Granger, Indiana    Bend, Indiana (marketing,
   46530                     manufacturing and
                             engineering service to
                             industry); prior to 1993,
                             also President of Resource
                             International Corp.

 CLIFFORD L. GREENWALT     Director, President and       Member, Board of
   607 East Adams Street     Chief Executive Officer,      Managers
   Springfield, Illinois     CIPSCO Incorporated, since
   62739                     October, 1990 (utility
                             holding company);
                             Director, President and
                             Chief Executive Officer,
                             Central Illinois Public
                             Service Company,
                             Springfield, Illinois (a
                             subsidiary of CIPSCO
                             Incorporated); Director,
                             Electric Energy, Inc.,
                             Joppa, Illinois; Director,
                             First of America Bank,
                             Kalamazoo, Michigan;
                             Director, First of America
                             Bank - Illinois, N.A. (a
                             subsidiary of First of
                             America Bank).

*DENOTES INDIVIDUALS WHO ARE "INTERESTED PERSONS" (AS DEFINED IN THE INVESTMENT COMPANY ACT OF 1940) OF THE FUND, THE FRANKLIN OR FRANKLIN FINANCIAL SERVICES CORPORATION BY REASON OF THE CURRENT POSITIONS HELD BY THEM AS SET FORTH IN THE ABOVE TABLE.

    The following table sets forth a summary of compensation paid for services to the Fund and certain other entities that are deemed to be part of the same "Fund Complex" in accordance with the rules of the Securities and Exchange Commission to all members of the Board of Managers for the year ended December 31, 1997. Pursuant to the terms of its agreement to assume certain of the Fund's administrative expenses, The Franklin pays all compensation received by the members of the Board of Managers and the officers of the Fund. Members of the Board of Managers or officers of the Fund who are also officers, directors or employees of The Franklin do not receive any remuneration for their services as members of the Board of Managers or officers of the Fund. Other members of the Board of Managers received a fee of $1,400 for the year and, thus, the aggregate direct remuneration of all such members of the Board of Managers was $4,200 during 1997. It is currently anticipated that the annual aggregate remuneration of such members of the Board of Managers to be paid during 1998 will not exceed $4,200.


  Name of Person, Position    Aggregate Compensation      Total Compensation
                                 Relating to Fund        Relating to Fund and
                                                         Fund Complex Paid to
                                                              Each Member

 Each  member of the Board
 of    Managers    (except          $1,400(1)               $4,200 (1) (2)
 Robert G. Spencer)

--------------------------------------------------------------------------------

(1) Paid by The Franklin pursuant to an agreement to assume certain Fund administrative expenses.
(2) Includes amounts paid to members of the Board of Managers who are not officers, directors or employees of The Franklin for service on the Boards of Managers of Franklin Life Variable Annuity Fund A and Franklin Life Money Market Variable Annuity Fund C.


     Neither any member of the Board of Managers nor the Secretary of the Fund was, as of April 20, 1998, the owner of any contract participating in the investment experience of the Fund.


                        INVESTMENT ADVISORY AND OTHER SERVICES


    The Franklin acts as investment manager of the Fund pursuant to an Investment Management Agreement executed and dated January 31, 1995, which was approved by Contract Owners at their annual meeting held on April 17, 1995 and was renewed to January 31, 1999 by the Board of Managers of the Fund at its meeting on January 19, 1998. The method of determining the advisory charge is described in the Prospectus under "Investment Management Service Charge."


    The Investment Management Agreement:

    (1) May not be terminated by The Franklin without the prior approval of a new investment management agreement by a "majority" (as that term is defined in the Investment Company Act of 1940) of the votes available to the Contract Owners, and may be terminated without the payment of any penalty on 60 days' written notice by a vote of the Board of Managers of the Fund or by a vote of a majority of the votes available to the Contract Owners.

    (2) Shall continue in effect from the date of its execution until the second anniversary of such execution date and thereafter shall continue in effect from year to year but only if such continuance is specifically approved at least annually by the Board of Managers or by a vote of a majority of the votes available to Contract Owners, provided that in either case the continuation is also approved by the vote of a majority of the Board of Managers who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or of The Franklin, cast in person at a meeting called for the purpose of voting on such approval.

    (3) Shall not be amended without prior approval by a majority of the votes available to the Contract Owners.

    (4) Shall terminate automatically on "assignment" (as that term is defined in the Investment Company Act of 1940).

    A "majority" of the votes available to the Contract Owners is defined in the Investment Company Act of 1940 as meaning the lesser of (i) Contract Owners holding 67% or more of the voting power of the Contract Owners present at a meeting if Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund are present or represented by proxy, or (ii) Contract Owners holding more than 50% of the total voting power of all Contract Owners in the Fund. For the voting rights of Contract Owners, see "Voting Rights," in the Prospectus.

    Under the Investment Management Agreement, The Franklin, subject to the control of the Board of Managers of the Fund, is authorized and has the duty to manage the investment of the assets of the Fund, subject to the Fund's investment policies and the restrictions on investment activities set forth in the Prospectus, and to order the purchase and sale of securities on behalf of the Fund. In carrying out its obligations to manage the investment of the assets of the Fund, The Franklin is committed by the Agreement, so long as it remains in force, to pay all investment expenses of the Fund other than the following, which the Fund will bear: (i) taxes, if any, based on the income of, capital gains of assets in, or existence of, the Fund; (ii) taxes, if any, in connection with the acquisition, disposition or transfer of assets of the Fund; (iii) commissions or other capital items payable in connection with the purchase or sale of the Fund's investments; and (iv) interest on account of any borrowings by the Fund.

    Robert G. Spencer and Elizabeth E. Arthur are "affiliated persons," as defined in the Investment Company Act of 1940, of both The Franklin and the Fund by reason of the positions held by them with The Franklin and the Fund as set forth in the table under "Management," above.

     The Administration Agreement discussed under "Deductions and Charges Under the Contracts--Sales and Administration Deduction" in the Prospectus provides that The Franklin will provide all services and will assume all expenses required for the administration of the Contracts, including expenses for legal and accounting services to the Fund and the cost of such indemnification of members of the Board of Managers and officers, agents, or employees of the Fund as is provided by the Fund in its Rules and Regulations. The Franklin is not, however, obligated under the Administration Agreement to pay the investment management service charge discussed under "Investment Management Service Charge," in the Prospectus. The Administration Agreement also provides that The Franklin will from time to time adjust the assets of the Fund by withdrawing sums in cash or by transferring cash to the Fund so that the assets of the Fund will be equal to the actuarial value of the amounts payable under all outstanding Contracts having an interest in the Fund. The Administration Agreement may be amended or terminated at any time by mutual consent of the Fund and The Franklin.

                            DISTRIBUTION OF THE CONTRACTS


Franklin Financial Services Corporation ("Franklin Financial"), #1 Franklin Square, Springfield, Illinois 62713, is organized under the laws of the State of Delaware and is a wholly-owned subsidiary of The Franklin. Franklin Financial serves as "principal underwriter" (as that term is defined in the Investment Company Act of 1940) for the Contracts, pursuant to a Sales Agreement with the Fund. The present Sales Agreement was approved by the Board of Managers of the Fund, and came into effect, on January 31, 1995. It was last renewed by the Board of Managers on January 19, 1998. Franklin Financial's employment will continue thereunder if specifically approved at least annually by the Board of Managers of the Fund, or by a majority of votes available to Contract Owners, provided that in either case the continuance of the Sales Agreement is also approved by a majority of the members of the Board of Managers of the Fund who are not "interested persons" (as that term is defined in the Investment Company Act of 1940) of the Fund or Franklin Financial. The employment of Franklin Financial as principal underwriter automatically terminates upon "assignment" (as that term is defined in the Investment Company Act of 1940) of the Sales Agreement and is terminable by either party on not more than 60 days' and not less than 30 days' notice.


    The Fund no longer issues new Contracts. To the extent that Stipulated Payments continue to be made on Contracts, the Fund may nevertheless be deemed to be offering interests in Contracts on a continuous basis. Contracts are sold primarily by persons who are insurance agents or brokers for The Franklin authorized by applicable law to sell life and other forms of personal insurance and who are similarly authorized to sell Variable Annuities. Pursuant to an Agreement, dated June 30, 1971 and amended on May 15, 1975, between The Franklin and Franklin Financial, Franklin Financial agreed to employ and supervise agents chosen by The Franklin to sell the Contracts and to use its best efforts to qualify such persons as registered representatives of Franklin Financial, which is a broker-dealer registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Franklin Financial also may enter into agreements with The Franklin and each such agent with respect to the supervision of such agent.

    Franklin Financial incurs certain sales expenses, such as sales literature preparation and related costs, in connection with the sale of the Contracts pursuant to a Sales Agreement with the Fund. Sales deductions from Stipulated Payments are paid to Franklin Financial as a means to recover sales expenses. Sales deductions are not necessarily related to Franklin Financial's actual sales expenses in any particular year. To the extent sales expenses are not covered by sales deductions, Franklin Financial will cover them from other assets.

    Pursuant to an Agreement between The Franklin and Franklin Financial, The Franklin has agreed to pay commissions earned by registered representatives of Franklin Financial on the sale of the Contracts and to bear the cost of preparation of prospectuses and other disclosure materials. Commissions and other remuneration and the cost of disclosure materials will be paid by The Franklin from its General Account.

    Registration as a broker-dealer does not mean that the Securities and Exchange Commission has in any way passed upon the financial standing, fitness or conduct of any broker or dealer, upon the merits of any securities offering or upon any other matter relating to the business of any broker or dealer. Salesmen and employees selling Contracts, where required, are also licensed as securities salesmen under state law.

     Elizabeth E. Arthur is an "affiliated person" (as that term is defined in the Investment Company Act of 1940) of both Franklin Financial and the Fund by reason of the positions held by her with Franklin Financial and the Fund as set forth in the table under "Management," above.

                           PORTFOLIO TURNOVER AND BROKERAGE

A.  PORTFOLIO TURNOVER

    The Fund will purchase securities, in general, for long-term appreciation of capital and income and does not place emphasis on obtaining short-term trading profits. See "Investment Policies and Restrictions of the Fund" in the Prospectus. Accordingly, the Fund expects to have an annual rate of portfolio turnover which is at, or below, the industry average. (The "portfolio turnover" rate means (a) the lesser of the dollar amount of the purchases or of the sales of portfolio securities (other than short-term securities, that is, those with a maturity of one year or less at the time of purchase) by the Fund for the period in question, divided by (b) the monthly average of the value of the Fund's portfolio securities (excluding short-term securities).) However, the rate of portfolio turnover is not a limiting factor when changes in the portfolio are deemed appropriate, and in any given year conditions could result in a higher rate, which would not in and of itself indicate a variation from stated investment objectives. The degree of portfolio activity affects the brokerage costs of the Fund. See "Brokerage," immediately below.


    For 1996, the portfolio turnover rate was 3.35%; for 1997 the rate was _______%.


B.  BROKERAGE


    Decisions to buy and sell securities for the Fund will be made by The Franklin, as the Fund's investment manager, subject to the control of the Fund's Board of Managers. The Franklin, as investment manager, also is responsible for placing the brokerage business of the Fund and, where applicable, negotiating the amount of the commission rate paid, subject to the control of the Fund's Board of Managers. The Fund has no formula for the distribution of brokerage business in connection with the placing of orders for the purchase and sale of investments for the Fund. It is The Franklin's intention to place such orders, consistent with the best execution, to secure the highest possible price on sales and the lowest possible price on purchases of securities. Portfolio transactions executed in the over-the-counter market will be placed directly with the primary market makers unless better executions are available elsewhere. Subject to the foregoing, The Franklin may give consideration in the allocation of brokerage business to services performed by a broker or dealer in furnishing statistical data and research to it. The Franklin may thus be able to supplement its own information and to consider the views and information of other research organizations in arriving at its investment decisions. Any such services would also be available to The Franklin in the management of its own assets and those of any other separate account. To the extent that such services are used by The Franklin in performing its investment management functions with respect to the Fund, they may tend to reduce The Franklin's expenses. However, the dollar value of any information which might be received is indeterminable and may, in fact, be negligible. The Franklin does not consider the value of any research services provided by brokers in negotiating commissions. During 1995, 1996 and 1997, a total of $759, $139 and $_____________, respectively, in brokerage commissions was paid; none of such brokerage business of the Fund was allocated to Franklin Financial Services Corporation or to brokers who furnished statistical data and research to The Franklin. No officer or director of The Franklin or Franklin Financial Services Corporation (the principal underwriter for the Contracts), and no member of the Board of Managers, is affiliated with any brokerage firm (except with Franklin Financial Services Corporation, as described under "Investment Management Service Charge," in the Prospectus, and "Distribution of the Contracts," above) and no beneficial owner of 5% or more of the total voting power of The Franklin or any of its parents is known to be affiliated with any brokerage firm utilized by the Fund (except with Franklin Financial Services Corporation).


                               SAFEKEEPER OF SECURITIES

    Securities of the Fund are held by State Street Bank and Trust Company ("State Street"), which is located at 1776 Heritage Drive, North Quincy, Massachusetts, under a Custodian Agreement dated April 17, 1995 to which The Franklin and State Street are parties. Representatives of the Securities and Exchange Commission, the Illinois Insurance Department and the NAIC zonal examination committee have access to such securities in the performance of their official duties.

                                    LEGAL MATTERS


     Sutherland, Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.


                                       EXPERTS


    The statement of assets and liabilities, including the portfolio of investments, as of December 31, 1997 and the related statement of operations for the year then ended and the statements of changes in contract owners' equity and the table of per-unit income and changes in accumulation unit value for each of the two years then ended of the Fund, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The consolidated balance sheets as of December 31, 1997 and 1996 of The Franklin, and the related consolidated statements of income, shareholder's equity and cash flows for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995 and the one month ended January 31, 1995, appearing herein, have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein. The table of per-unit income and changes in accumulation unit value for each of the two years in the period ended December 31, 1994 of the Fund, appearing herein, have been audited by Coopers & Lybrand L.L.P., independent accountants, as set forth in their report thereon appearing elsewhere herein. Such financial statements and tables of per-unit income and changes in accumulation unit value referred to above are included in reliance upon such reports given upon the authority of such firms as experts in accounting and auditing.

                         STATEMENT OF ADDITIONAL INFORMATION




FRANKLIN LIFE VARIABLE ANNUITY FUND B


INDIVIDUAL VARIABLE ANNUITY CONTRACTS (NOT FOR USE IN CONNECTION WITH QUALIFIED TRUST OR PLANS)

ISSUED BY

THE FRANKLIN LIFE INSURANCE COMPANY
#1 FRANKLIN SQUARE
SPRINGFIELD, ILLINOIS 62713

                                        PART C
                                  OTHER INFORMATION

Item 28. Financial Statements and Exhibits

  (a) Financial Statements:

       Included in the Prospectus:

             Franklin Life Variable Annuity Fund B:


                Per-Unit Income and Changes in Accumulation Unit Value for the ten years ended December 31, 1997


       Included in the Statement of Additional Information:

             Franklin Life Variable Annuity Fund B:


                Reports of Independent Auditors and Accountants
                Financial Statements:
                    Statement of Assets and Liabilities, December 31, 1997 Statement of Operations for the year ended December 31, 1997 Statements of Changes in Contract Owners' Equity for the two
                      years ended December 31, 1997
                    Portfolio of Investments, December 31, 1997
                    Notes to Financial Statements
                    Supplementary Information - Per-Unit Income and Changes in
                      Accumulation Unit Value for the five years ended December 31, 1997


             The Franklin Life Insurance Company and Subsidiaries:


                Reports of Independent Auditors and Accountants
                Financial Statements:
                    Consolidated Balance Sheet, December 31, 1997 and 1996 Consolidated Statement of Income for the years ended
                      December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                    Consolidated Statement of Shareholder's Equity for the years ended December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                    Consolidated Statement of Cash Flows for the years ended
                      December 31, 1997 and 1996, the eleven months ended December 31, 1995, and the one month ended January 31, 1995
                    Notes to Consolidated Financial Statements


       Schedules to the financial statements have been omitted because they are not required under the related instructions or are not applicable, or the information has been shown elsewhere.

  (b) Exhibits:

       1     -  Resolution of The Franklin Life Insurance Company's Board of
                Directors creating Franklin Life Variable Annuity Fund B is incorporated herein by reference to Exhibit 1.1 of Registrant's
                Registration Statement on Form S-5, filed September 29, 1970
                (File No. 2-38502).

       2     -  Rules and Regulations adopted by Registrant are incorporated herein by reference to Exhibit 1.2 of Registrant's Registration
                Statement Amendment No. 1 on Form S-5, filed September 23, 1971
                (File No. 2-38502).

       3     -  Custodian Agreement dated April 17, 1995 between The Franklin
                Life Insurance Company and State Street Bank and Trust Company is incorporated herein by reference to Exhibit 3 to Post-Effective Amendment No. 38 to Registrant's Registration
                Statement on Form N-3, filed April 30, 1996.

       4     -  Investment Management Agreement dated January 31, 1995 between
                Registrant and The Franklin Life Insurance Company is incorporated herein by reference to Exhibit 4 of Registrant's
                Post-Effective Amendment No. 37 on Form N-3, filed March 2,
                1995.

       5 (a) - Sales Agreement among Franklin Financial Services Corporation, The Franklin Life Insurance Company and Registrant dated January 31, 1995 is incorporated herein by reference to Exhibit 5(a) of Registrant's Post-Effective Amendment No. 37 on Form N-3, filed March 2, 1995.

         (b) - Form of Agreement among The Franklin Life Insurance Company, Franklin Financial Services Corporation and agents is incorporated herein by reference to Exhibit 1.6(b) to Registrant's Registration Statement Amendment No. 2 on Form S-5, filed March 23, 1972 (File No. 2-38502).

       6 (a) - Revised specimen copy of Form 1180, deferred periodic payment variable annuity contract, is incorporated herein by reference to Exhibit 1.4(a)(i) of Registrant's Registration Statement Amendment No. 2 on Form S-5, filed March 23, 1972 (File No. 2-38502).

         (b) - Waiver of minimum payment provision of Form 1180 is incorporated herein by reference to Exhibit 1.4(a)(i) of Registrant's Registration Statement Post-Effective Amendment No. 2 on Form S-5, filed March 29, 1973 (File No. 2-38502).

         (c) - Revised specimen copy of Form 1181, single payment deferred variable annuity contract, is incorporated herein by reference to Exhibit 1.4(a)(ii) of Registrant's Registration Statement Amendment No. 2 on Form S-5, filed March 23, 1972 (File No. 2-38502).

         (d) - Revised specimen copy of Form 1182, single payment immediate life variable annuity contract, is incorporated herein by reference to Exhibit 1.4(a)(iii) of Registrant's Registration Statement Amendment No. 1 on Form S-5, filed September 23, 1971 (File No. 2-38502).

         (e) - Revised specimen copy of Form 1183, single payment immediate life variable annuity contract with guaranteed period, is incorporated herein by reference to Exhibit 1.4(a)(iv) of Registrant's Registration Statement Amendment No. 1 on Form S-5, filed September 23, 1971 (File No. 2-38502).

         (f) - Revised specimen copy of Form 1184, single payment immediate joint and last survivor life variable annuity contract, is incorporated herein by reference to Exhibit 1.4(a)(v) of Registrant's Registration Statement Amendment No.1 on Form S-5, filed September 23, 1971 (File No. 2-38502).

         (g) - Specimen copy of endorsement to Forms 1180, 1181, 1182, 1183 and 1184 when such contracts are issued to variable annuitants in the State of Texas is incorporated herein by reference to
                Exhibit 6 (g) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-3, filed March 1, 1990 (File No. 2-38502).

       7     -  The applications for Forms 1180, 1181, 1182, 1183 and 1184 set forth in Exhibit 6 are included as parts of the respective contract forms.

       8 (a) - Certificate of Incorporation of The Franklin Life Insurance Company is incorporated herein by reference to Exhibit 8 (a) to Post-Effective Amendment No. 32 to Registrant's Registration Statement on Form N-3, filed March 1, 1990 (File No. 2-38502).

         (b) - By-Laws of The Franklin Life Insurance Company are incorporated herein by reference to Exhibit 8(b) to Post-Effective Amendment No. 39 to Registrant's Registration Statement on Form N-3, filed April 30, 1997 (File No. 2-38502).

       9     -  Not applicable.

      10     -  Not applicable.

      11 (a) - Administration Agreement between Registrant and The Franklin Life Insurance Company, dated March 23, 1972, is incorporated herein by reference to Exhibit 9(a) of Registrant's Registration Statement Amendment No. 1 on Form N-8B-1, filed May 18, 1972 (File No. 811-2110).

         (b) - Agreement between The Franklin Life Insurance Company and Franklin Financial Services Corporation, dated June 30, 1971, is incorporated herein by reference to Exhibit 9(b) of Registrant's Registration Statement Amendment No. 1 on Form N-8B-1, filed July 15, 1971 (File No. 811-2110).

         (c) - Amendment to Agreement between The Franklin Life Insurance Company and Franklin Financial Services Corporation, dated May 15, 1975, is incorporated herein by reference to Exhibit 1.9(b)(i) of Registrant's Registration Statement Amendment No. 7 on Form S-5, filed November 5, 1975 (File No. 2-38502).

      12     -  Opinion and consent dated April 2, 1986 of Stephen P. Horvat,
                Jr., Esq., Senior Vice President, General Counsel and Secretary of The Franklin Life Insurance Company is incorporated herein by reference to Exhibit 10(b) of Registrant's Post-Effective
                Amendment No. 27 on Form N-1, filed April 29, 1986 (File No.
                2-38502).

      13 (a) - List of Consents Pursuant to Rule 483(c). (To be filed by amendment.)

         (b) - Consent of Ernst & Young LLP, Independent Auditors. (To be filed by amendment.)

         (c) - Consent of Coopers & Lybrand L.L.P., Independent Accountants. (To be filed by amendment.)

         (d) - Consent of Sutherland, Asbill & Brennan LLP (To be filed by amendment.)

      14     -  Not applicable.

      15     -  Not applicable.

      16     -  Not applicable.

      17     -  Power of Attorney.

      27     -  Financial Data Schedule meeting the requirements of Rule 483.
                (To be filed by amendment.)


Item 29. Directors and Officers of Insurance Company

   Information concerning the name, principal business address and positions and offices with The Franklin of each officer and director of The Franklin is hereby incorporated herein by reference to Item 33. Information concerning the positions and offices with the Fund of Robert G. Spencer and Elizabeth E. Arthur, the only directors or officers of The Franklin who hold positions or offices with the Fund, is hereby incorporated herein by reference to the table under "Management" in the Statement of Additional Information.

Item 30. Persons Controlled by or under Common Control with the Insurance Company or Registrant.

  There is no person controlled by or under common control with Registrant.

  The Franklin is an indirect wholly-owned subsidiary of American General Corporation ("AGC"). A list of the subsidiaries of AGC is set forth below.

  The following chart sets forth the identities of, and the interrelationships among, American General Corporation and all affiliated persons within the holding company system.


  The following is a list of American General Corporation's subsidiaries(1),(2),(3),(4) as of December 31, 1997. All subsidiaries listed are corporations, unless otherwise indicated. Subsidiaries of subsidiaries are indicated by indentations and unless otherwise indicated, all subsidiaries are wholly owned. Inactive subsidiaries are denoted by an asterisk (*).



Name                                                             Jurisdiction of
----                                                             Incorporation       Insurer
                                                                 -------------       -------
AGC Life Insurance Company(5)                                    Missouri            Yes

  American General Life and Accident Insurance Company(6)        Tennessee           Yes

    American General Exchange, Inc.                              Tennessee           No

    Independent Fire Insurance Company                           Florida             Yes

       American General Property Insurance Company of Florida    Florida             Yes

       Old Faithful General Agency, Inc.                         Texas               No

    Independent Life Insurance Company                           Georgia             Yes

  American General Life Insurance Company(7)                     Texas               Yes

    American General Annuity Service Corporation                 Texas               No

    American General Life Insurance Company of New York          New York            Yes

      The Winchester Agency Ltd.                                 New York            No

    The Variable Annuity Life Insurance Company                  Texas               Yes

      The Variable Annuity Marketing Company                     Texas               No

      VALIC Investment Services Company                          Texas               No

      VALIC Retirement Services Company                          Texas               No

 Name                                                  Jurisdiction of
 ----                                                  Incorporation    Insurer
                                                       ---------------  -------
           VALIC Trust Company                         Texas            No

     Astro Acquisition Corp.                           Delaware         No

     The Franklin Life Insurance Company               Illinois         Yes

          The American Franklin Life Insurance         Illinois         Yes
            Company

          Franklin Financial Services Corporation      Delaware         No

     HBC Development Corporation                       Virginia         No

Allen Property Company                                 Delaware         No

     Florida Westchase Corporation                     Delaware         No

     Hunter's Creek Communications Corporation         Florida          No

     Westchase Development Corporation                 Delaware         No

American General Capital Services, Inc.                Delaware         No

American General Corporation*                          Delaware         No

American General Delaware Management Corporation(1)    Delaware         No

American General Finance, Inc.                         Indiana          No

     AGF Investment Corp.                              Indiana          No

     American General Auto Finance, Inc.               Delaware         No

     American General Finance Corporation(8)           Indiana          No

          American General Finance Group, Inc.         Delaware         No

               American General Financial Services,    Delaware         No
                 Inc.(9)

                    The National Life and Accident     Texas            Yes
                      Insurance Company

          Merit Life Insurance Co.                     Indiana          Yes

          Yosemite Insurance Company                   California       Yes

     American General Finance, Inc.                    Alabama          No

     American General Financial Center                 Utah             No

     American General Financial Center, Inc.*          Indiana          No

     American General Financial Center, Incorporated*  Indiana          No

     American General Financial Center Thrift          California       No
     Company*

     Thrift, Incorporated*                             Indiana          No

American General Independent Producer Division Co.     Delaware         No

American General Investment Advisory Services, Inc.*   Texas            No


 Name                                                  Jurisdiction of
 ----                                                  Incorporation    Insurer
                                                       ---------------  -------
American General Investment Holding Corporation(10)    Delaware         No


American General Investment Management                 Delaware         No
  Corporation(10)

American General Realty Advisors, Inc.                 Delaware         No

American General Realty Investment Corporation         Texas            No

     American General Mortgage Company                 Delaware         No

     GDI Holding, Inc.*(11)                            California       No

     Ontario Vineyard Corporation                      Delaware         No

     Pebble Creek Country Club Corporation             Florida          No

     Pebble Creek Service Corporation                  Florida          No

     SR/HP/CM Corporation                              Texas            No

American General Property Insurance Company            Tennessee        Yes

Bayou Property Company                                 Delaware         No

     AGLL Corporation(12)                              Delaware         No

     American General Land Holding Company             Delaware         No

          AG Land Associates, LLC(12)                  California       No

          Hunter's Creek Realty, Inc.*                 Florida          No

          Summit Realty Company, Inc.                  So. Carolina     No

Florida GL Corporation                                 Delaware         No

GPC Property Company                                   Delaware         No

     Cinco Ranch East Development, Inc.                Delaware         No

     Cinco Ranch West Development, Inc.                Delaware         No

     Hickory Downs Development, Inc.                   Delaware         No

     Lake Houston Development, Inc.                    Delaware         No

     South Padre Development, Inc.                     Delaware         No

Green Hills Corporation                                Delaware         No

Knickerbocker Corporation                              Texas            No

     American Athletic Club, Inc.                      Texas            No

Pavilions Corporation                                  Delaware         No

USLIFE Corporation                                     New York         No

     All American Life Insurance Company               Illinois         Yes


Name                                                  Jurisdiction of
----                                                  Incorporation     Insurer
                                                      -------------     -------
           1149 Investment Corp.                        Delaware        No

      American General Life Insurance Company of        Pennsylvania    Yes
        Pennsylvania

      New D Corporation*                                Iowa            No

      The Old Line Life Insurance Company of America    Wisconsin       Yes

      The United States Life Insurance Company in the   New York        Yes
        City of New York

      USLIFE Advisers, Inc.                             New York        No

      USLIFE Agency Services, Inc.                      Illinois        No

      USLIFE Credit Life Insurance Company              Illinois        Yes

           USLIFE Credit Life Insurance Company of      Arizona         Yes
             Arizona

           USLIFE Indemnity Company                     Nebraska        Yes

      USLIFE Financial Corporation of Delaware*         Delaware        No

           Midwest Holding Corporation                  Delaware        No

                I.C. Cal*                               Nebraska        No

                Midwest Property Management Co.         Nebraska        No

      USLIFE Financial Institution Marketing Group,     California      No
        Inc.

      USLIFE Insurance Services Corporation             Texas           No

      USLIFE Realty Corporation                         Texas           No

           405 Leasehold Operating Corporation          New York        No

           405 Properties Corporation*                  New York        No

           USLIFE Real Estate Services Corporation      Texas           No

           USLIFE Realty Corporation of Florida         Florida         No

      USLIFE Systems Corporation                        Delaware        No



American General Finance Foundation, Inc. is not included on this list. It is a non-profit corporation.

                                        NOTES

(1) The following limited liability companies were formed in the State of Delaware on March 28, 1995. The limited liability interests of each are jointly owned by AGC and AGDMC and the business and affairs of each are managed by AGDMC:

     American General Capital, L.L.C.
     American General Delaware, L.L.C.

(2) On November 26, 1996, American General Institutional Capital A ("AG Cap Trust A"), a Delaware business trust, was created. On March 10, 1997, American General Institutional Capital B ("AG Cap Trust B"), also a Delaware business trust, was created. Both AG Cap Trust A's and AG Cap Trust B's business and affairs are conducted through their trustees: Bankers Trust Company and Bankers Trust (Delaware). Capital securities of each are held by non-affiliated third party investors and common securities of AG Cap Trust A and AG Cap Trust B are held by AGC.

(3) On November 14, 1997, American General Capital I, American General Capital II, American General Capital III, and American General Capital IV (collectively, the "Trusts"), all Delaware business trusts, were created. Each of the Trusts' business and affairs are conducted through its trustees: Bankers Trust (Delaware) and James L. Gleaves (not in his individual capacity but solely as Trustee).

(4) On July 10, 1997, the following insurance subsidiaries of AGC became the direct owners of the parenthetically indicated percentages of membership units of SBIL B, L.L.C. ("SBIL B"), a U.S. limited liability company: VALIC (22.6%), FL (8.1%), AGLA (4.8%) and AGL (4.8%).

     Through its aggregate 40.3% interest in SBIL B, VALIC, FL, AGLA and AGL indirectly own approximately 28% of the securities of SBI, an English company, and 14% of the securities of ESBL, an English company, SBP, an English company, and SBFL, a Cayman Islands company. These interests are held for investment purposes only.

(5) On December 23, 1994, AGCL purchased approximately 40% of the shares of common stock of Western National Corporation ("WNC"), Western National Life Insurance Company's ("WNL") indirect intermediate parent. Therefore, WNL became approximately 40% indirectly controlled by AGC. On September 30, 1996, AGC purchased 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock (the "Convertible Preferred Stock"). On November 30, 1996, AGC contributed the Convertible Preferred Stock to AGCL. On May 14, 1997, WNC's shareholders approved the conversion of 7,254,464 shares of WNC's Series A Participating Convertible Preferred Stock held by AGCL into an equal number of WNC common stock. Thus, at present, the percentage of WNC common stock owned directly by AGCL (and indirectly by AGC) is 46.2%. WNC, a Delaware corporation, owns the following companies:

               WNL Holding Corporation
                    Western National Life Insurance Company (TX)
                    Independent Advantage Financial & Insurance Services, Inc. WNL Investment Advisory Services, Inc.
                    Conseco Annuity Guarantee Corp.
                    WNL Brokerage Services, Inc.
                    WNL Insurance Services, Inc.

     However, AGCL (1) holds the direct interest in WNC (and the indirect interests in WNC's subsidiaries) for investment purposes; (2) does not direct the operations of WNC or WNL; (3) has no representatives on the Board of Directors of WNC; and (4) is restricted, pursuant to a Shareholder's Agreement between WNC and AGCL, in its right to vote its shares against the slate of directors proposed by WNC's Board of Directors. Accordingly, although WNC and its subsidiaries technically are members of the American General insurance holding company system under insurance holding company laws, AGCL does not direct the operations of WNC or its subsidiaries.

(6) AGLA owns approximately 11% of Whirlpool Financial Corp. ("Whirlpool") on a fully diluted basis. The total investment of AGLA in Whirlpool represents approximately 3% of the voting power of the capital stock of Whirlpool, but approximately 11% of the Whirlpool stock which has voting rights. The interests in Whirlpool (which is a corporations that is not associated with AGC) are held for investment purposes only.

(7) AGL owns 100% of the common stock of American General Securities Incorporated ("AGSI"), a full-service NASD broker-dealer. AGSI, in turn, owns 100% of the stock of the following insurance agencies:

          American General Insurance Agency, Inc. (Missouri)
          American General Insurance Agency of Hawaii, Inc. (Hawaii) American General Insurance Agency of Massachusetts, Inc. (Massachusetts)

     In addition, the following agencies are indirectly related to AGSI, but not owned or controlled by AGSI:

          American General Insurance Agency of Ohio, Inc. (Ohio)
          American General Insurance Agency of Texas, Inc. (Texas) American General Insurance Agency of Oklahoma, Inc. (Oklahoma) Insurance Masters Agency, Inc. (Texas)

     AGSI and the foregoing agencies are not affiliates or subsidiaries of AGL under applicable holding company laws, but they are part of the AGC group of companies under other laws.

(8) American General Finance Corporation is the parent of an additional 48 wholly owned subsidiaries incorporated in 30 states and Puerto Rico for the purpose of conducting its consumer finance operations, INCLUDING those noted in footnote 7 below.

(9) American General Financial Services, Inc. is the parent of an additional 7 wholly owned subsidiaries incorporated in 4 states and Puerto Rico for the purpose of conducting its consumer finance operations.


(10) American General Investment Management, L.P. is jointly owned by AGIHC and AGIMC. AGIHC holds a 99% limited partnership interest, and AGIMC owns a 1% general partnership interest.

(11) AGRI owns only a 75% interest in GDI Holding, Inc.

(12) AG Land Associates, LLC is jointly owned by AGLH and AGLL. AGLH holds a 98.75% managing interest and AGLL owns a 1.25% managing interest.


Item 31. Number of Holders of Securities.


  As of February 20, 1998, the number of record holders of the sole class of securities of Registrant was as indicated below:


               (1)                                    (2)
         Title of Class                    Number of Record Holders
         --------------                    ------------------------


Accumulation Units Under
          Variable Annuity Contracts

Item 32. Indemnification.

  The information called for by this item has not changed from that provided in Registrant's Post-Effective Amendment No. 20 on Form N-1 (File No. 2-38502) filed with the Commission on April 6, 1982.

Item 33. Business and Other Connections of Investment Adviser.

  The Franklin Life Insurance Company ("The Franklin") is an Illinois legal reserve stock life insurance company engaged in the writing of ordinary life policies, annuities and income protection policies. The Franklin also acts as investment adviser to Franklin Life Variable Annuity Fund A and Franklin Life Money Market Variable Annuity Fund C. The business, profession, vocation or employment of a substantial nature in which the directors and officers of The Franklin are or have been, at any time during the past two fiscal years, engaged for their own account or in the capacity of director, officer, employee, partner or trustee are described below:

                (1)                                    (2)
                Name                          Business or Employment
       --------------------------    -------------------------------
       Vickie J. Alton ..........    Vice President, The Franklin

       Elizabeth E. Arthur.......    Vice President, Associate General
                                      Counsel and Assistant Secretary,
                                      The Franklin

             (1)                                   (2)
            Name                          Business or Employment
------------------------------    ------------------------------
Earl W. Baucom . . . . . . . .    Treasurer, The Franklin, since June 30, 1997;
                                     Senior Vice President and Chief Financial
                                     Officer, The Franklin, since June 10,
                                     1996; Director, The Franklin, since August
                                     21, 1996; Chief Financial Officer,
                                     Providian Direct Insurance, from October,
                                     1993 to December, 1995.

Robert M. Beuerlein. . . . . .    Senior Vice President-Actuarial and Director,
                                     The Franklin

Mark R. Butler . . . . . . . .    Vice President, The Franklin

Philip D. Calderwood . . . . .    Vice President and Actuary, The Franklin

Eldon R. Canary. . . . . . . .    Vice President - Actuarial, The Franklin

Brady W. Creel . . . . . . . .    Senior Vice President, Chief Marketing
                                     Officer and Director, The Franklin, since
                                     September 3, 1996; Regional Manager, The
                                     Franklin, prior to September, 1996.

Robert M. Devlin . . . . . . .    Senior Chairman, The Franklin, since
                                     September 5, 1997; Chairman of the Board,
                                     The Franklin, from August 21, 1996 to
                                     September 5, 1997; Director, The Franklin,
                                     since February, 1995; Senior Chairman, The
                                     Franklin, from February, 1995 to August,
                                     1996; Chief Executive Officer, American
                                     General Corporation, Houston, Texas, since
                                     October 24, 1996; Chairman of the Board,
                                     American General Corporation since
                                     _____________, 1997; Director, American
                                     General Corporation; President, American
                                     General Corporation, from October, 1995 to
                                     October, 1996; Vice Chairman, American
                                     General Corporation, prior to October,
                                     1995.

Steve A. Dmytrack. . . . . . .    Vice President, The Franklin, since August
                                     24, 1995; Assistant Vice President, The
                                     Franklin, prior thereto

Paul C. Ely. . . . . . . . . .    Vice President, The Franklin

Barbara Fossum . . . . . . . .    Vice President, The Franklin, since June,
                                     1995; Vice President, American General
                                     Life Insurance Company, prior thereto.

Ross D. Friend . . . . . . . .    Senior Vice President and General Counsel,
                                     The Franklin, since September 3, 1996;
                                     Assistant Secretary, The Franklin, since
                                     November 13, 1997; Secretary, The
                                     Franklin, from September 3, 1996 to
                                     November 13, 1997; Attorney-in-Charge,
                                     Prudential Life Insurance Company,
                                     Jacksonville, Florida, from July, 1995 to
                                     September, 1996; Chief Legal Officer,
                                     Confederation Life Insurance Company,
                                     Atlanta, Georgia, prior to July, 1995.

Jerry P. Jourdan . . . . . . .    Director of Information Services, The
                                     Franklin, since January 31, 1996;
                                     Assistant Vice President, The Franklin,
                                     prior thereto.

             (1)                                   (2)
            Name                          Business or Employment
------------------------------    ------------------------------
Darrell J. Malano. . . . . . .    Vice President, The Franklin

Margaret L. Manola . . . . . .    Vice President, The Franklin

Thomas K. McCracken. . . . . .    Vice President, The Franklin

Mark R. McGuire. . . . . . . .    Vice President, The Franklin, since January
                                     6, 1997; Consultant/Manager, American
                                     General Life Insurance Company, Houston,
                                     Texas, prior to January, 1997.

Sylvia A. Miller . . . . . . .    Vice President, The Franklin

Cheryl E. Morton . . . . . . .    Vice President - Actuarial, The Franklin

Jon P. Newton. . . . . . . . .    Director and Vice Chairman, The Franklin,
                                     since January 31, 1996; Vice Chairman and
                                     General Counsel, American General
                                     Corporation, 2929 Allen Parkway, Houston,
                                     Texas 77019 since October 26, 1995; Senior
                                     Vice President and General Counsel,
                                     American General Corporation, prior
                                     thereto

James M. Quigley . . . . . . .    Vice President, The Franklin, since August
                                     24, 1995.

Gary D. Reddick. . . . . . . .    Director, The Franklin since February 22,
                                     1995; Vice Chairman, The Franklin, since
                                     July 1, 1997; Executive Vice President,
                                     The Franklin, from February 22, 1995 to
                                     July 1, 1997; Senior Vice President,
                                     American General Corporation, Houston,
                                     Texas prior to February, 1995.

Dale W. Sachtleben . . . . . .    Vice President, The Franklin

Willliam A. Simpson. . . . . .    Chairman, Chief Executive Officer and
                                     President, The Franklin, since September
                                     5, 1997; President and Chief Executive
                                     Officer, The Old Line Life Insurance
                                     Company of America, Milwaukee, Wisconsin,
                                     from May 1, 1990 to September 8, 1997;
                                     President-Life Insurance Division, USLIFE
                                     Corporation, New York, New York, from
                                     February, 1996 to May, 1996; President and
                                     Chief Executive Officer, USLIFE
                                     Corporation from January, 1995 to
                                     February, 1996; Vice Chairman and Chief
                                     Executive Officer, All American Life
                                     Insurance Company, Chicago, Illinois from
                                     October 25, 1994 to May 1, 1995; President
                                     and Chief Executive Officer, All American
                                     Life Insurance Company, from April 16,
                                     1990 to October 25, 1994.

Robert G. Spencer. . . . . . .    Vice President, The Franklin; prior to 1996,
                                     also Treasurer, The Franklin

T. Clayton Spires. . . . . . .    Director, Corporate Tax, The Franklin, since
                                     February 3, 1997; Assistant Vice President
                                     and Tax Manager, First Colony Life,
                                     Lynchburg, Virginia, prior to February,
                                     1997.

             (1)                                   (2)
            Name                          Business or Employment
------------------------------    ------------------------------
Peter V. Tuters. . . . . . . .    Director, Vice President and Chief Investment
                                     Officer, The Franklin since February 22,
                                     1995; Senior Vice President since 1992 and
                                     Chief Investment Officer since December,
                                     1993, American General Corporation, 2929
                                     Allen Parkway, Houston, Texas 77019

J. Alan Vala . . . . . . . . .    Vice President and Agency Secretary, The
                                     Franklin

David G. Vanselow. . . . . . .    Vice President, The Franklin

Cynthia P. Wieties . . . . . .    Director of Communications, The Franklin,
                                     since March 19, 1997; Assistant Vice
                                     President, The Franklin, prior to March,
                                     1997.

Item 34. Principal Underwriters.

  (a) Franklin Life Variable Annuity Fund A, Franklin Life Money Market Variable Annuity Fund C, Separate Account VUL and Separate Account VUL-2 of The American Franklin Life Insurance Company, which offer interests in flexible premium variable life insurance policies, and Separate Account VA-1 of The American Franklin Life Insurance Company, which offers interests in variable annuity contracts (The American Franklin Life Insurance Company is a wholly-owned subsidiary of The Franklin), are the only investment companies (other than Registrant) for which Franklin Financial Services Corporation, the principal underwriter of Registrant, also acts as principal underwriter, depositor, sponsor or investment adviser.

  (b) Information required with respect to each director or officer of the principal underwriter of Registrant is set forth below. Unless otherwise indicated below, the principal business address of each individual is c/o The Franklin Life Insurance Company, #1 Franklin Square, Springfield, Illinois 62713.

     (1)                               (2)                                     (3)
                              Positions and Offices                   Positions and Offices
     Name                        with Underwriter                        with Registrant
----------------------------------------------------------------------------------------------------
Elizabeth E. Arthur              Assistant Secretary             Secretary to the Board of Managers

Earl W. Baucom                   Treasurer and Director                              None

Bruce R. Baker                Assistant Vice President and                           None
665 North Newbridge Road          Marketing Officer
Levittown, NY  11756

Robert M. Beuerlein              Senior Vice President                               None

Tony Carter                         Vice President                                   None
2900 Greenbrier Drive
Springfield, IL  62704

Peter Dawson                  Assistant Vice President and                           None
665 North Newbridge Road          Marketing Officer
Levittown, NY  11756

Ross D. Friend                Director, Vice President                               None
                                   and Secretary

     (1)                               (2)                                     (3)
                              Positions and Offices                   Positions and Offices
     Name                        with Underwriter                        with Registrant
----------------------------------------------------------------------------------------------------
James L. Gleaves                       Assistant Treasurer                           None
2929 Allen Parkway
Houston, TX  77019

Karen Kunz                     Chief Financial Officer and Director                  None
                                  of Compliance & Administration

Deanna Osmonson                          Vice President                              None
                                    and Assistant Secretary

Gary D. Osmonson                    President and Director                           None

Gary D. Reddick                   Vice Chairman and Director                         None

William A. Simpson                   Chairman of the Board                           None

Dan E. Trudan                 Vice President and Assistant Secretary                 None



  (c) Information regarding commissions and other compensation received by each principal underwriter, directly or indirectly, from Registrant during 1997, Registrant's last fiscal year, is set forth below:



          (1)                   (2)               (3)                (4)             (5)
        Name of          Net Underwriting     Compensation
       Principal          Discounts and       on Redemption       Brokerage         Other
     Underwriters          Commissions       or Annuitization    Commissions    Compensation
--------------------------------------------------------------------------------------------
   Franklin Financial
   Services Corporation       $_____              -0-                 -0-            -0-



Item 35. Location of Accounts and Records.

  The information called for by this item has not changed from that provided in Registrant's Post-Effective Amendment No. 15 on Form N-1 (File No. 2-38502) filed with the Commission on November 1, 1979.

Item 36. Management Services.

  Registrant has no management-related service contract not discussed in Part A or Part B hereof.

Item 37. Undertakings and Representations.

  (b) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

  (c) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that the applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (d) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-3 promptly upon written or oral request.

  (e) The Franklin Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Franklin Life Insurance Company.

                                      SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), Franklin Life Variable Annuity Fund B has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 23rd day of February, 1998.

                         FRANKLIN LIFE VARIABLE ANNUITY FUND B


                         By:/s/ Elizabeth E. Arthur
                           -------------------------------------------------
                         (Elizabeth E. Arthur, Secretary, Board of Managers)

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                               Title                    Date
/s/ Elizabeth E. Arthur            Secretary, Board         February 23, 1998
-------------------------------       of Managers
(Elizabeth E. Arthur)


/s/ Clifford L. Greenwalt*           Member, Board          February 23, 1998
-------------------------------       of Managers
(Clifford L. Greenwalt)


/s/ Robert C. Spencer*               Member, Board          February 23, 1998
-------------------------------       of Managers
(Robert C. Spencer)


/s/ Robert G. Spencer*               Chairman, Board        February 23, 1998
-------------------------------        of Managers
(Robert G. Spencer)

/s/ James W. Voth*                    Member, Board         February 23, 1998
-------------------------------        of Managers
(James W. Voth)



/s/ Elizabeth E. Arthur
-------------------------------
*By Elizabeth E. Arthur,
    Attorney-in-Fact

                                      SIGNATURES


  Pursuant to the requirements of the Securities Act of 1933 ("1933 Act") and the Investment Company Act of 1940 ("1940 Act"), The Franklin Life Insurance Company has duly caused this Post-Effective Amendment to the Registration Statement under the 1933 Act and this Amendment to the Registration Statement under the 1940 Act to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Springfield, and State of Illinois, on the 23rd day of February, 1998.


                              THE FRANKLIN LIFE INSURANCE COMPANY

                              By:/s/ William A. Simpson
                                ---------------------------------------------
                              (William A. Simpson, Chairman, Chief Executive
                                Officer, and President)


  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                                  Title                          Date
/s/ Earl W. Baucom*                                Senior Vice President, Chief      February 23, 1998
------------------------------------------       Financial Officer and Treasurer
(Earl W. Baucom)                                 (principal financial officer and
                                                   principal accounting officer)
                                                        and Director

/s/ Robert M. Beuerlein*                          Senior Vice President-             February 23, 1998
------------------------------------------        Actuarial and Director
(Robert M. Beuerlein)

/s/ Brady W. Creel*                                    Senior Vice President,        February 23, 1998
------------------------------------------   Chief Marketing Officer and Director
(Brady W. Creel)

------------------------------------------                 Director                  ___________, 1998
(James S. D'Agostino)

------------------------------------------                 Director                  ___________, 1998
(Robert M. Devlin)

------------------------------------------                 Director                  __________, 1998
(Rodney O. Martin, Jr.)

------------------------------------------                 Director                  __________, 1998
(Jon P. Newton)

/s/ Gary D. Reddick*                                     Vice Chairman               February 23, 1998
------------------------------------------                and Director
(Gary D. Reddick)

/s/ William A. Simpson*                              President and Director          February 23, 1998
------------------------------------------        (principal executive officer)
(William A. Simpson)

/s/ Peter V. Tuters*                              Vice President, Chief Investment   February 23, 1998
------------------------------------------             Officer and Director
(Peter V.Tuters)


/s/ Elizabeth E. Arthur
------------------------------------------
* By Elizabeth E. Arthur, Attorney-in-Fact

                                    EXHIBIT INDEX

EXHIBIT                                                               PAGE
   1      -    Resolution of The Franklin Life Insurance Company's
               Board of Directors creating Franklin Life Variable
               Annuity Fund B is incorporated herein by reference to
               Exhibit 1.1 of Registrant's Registration Statement on
               Form S-5, filed September 29, 1970 (File No. 2-38502).

   2      -    Rules and Regulations adopted by Registrant are
               incorporated herein by reference to Exhibit 1.2 of
               Registrant's Registration Statement Amendment No. 1 on
               Form S-5, filed September 23, 1971 (File No. 2-38502).

   3      -    Custodian Agreement dated April 17, 1995 between The
               Franklin Life Insurance Company and State Street Bank
               and Trust Company is incorporated herein by reference
               to Exhibit 3 to Post-Effective Amendment No. 38 to
               Registrant's Registration Statement on Form N-3, filed
               April 30, 1996.

   4      -    Investment Management Agreement dated January 31, 1995
               between Registrant and The Franklin Life Insurance
               Company is incorporated herein by reference to Exhibit
               4 of Registrant's Post-Effective Amendment No. 37 on
               Form N-3, filed March 2, 1995.

   5 (a)  -    Sales Agreement among Franklin Financial Services
               Corporation, The Franklin Life Insurance Company and
               Registrant dated January 31, 1995 is incorporated
               herein by reference to Exhibit 5(a) of Registrant's
               Post-Effective Amendment No. 37 on Form N-3, filed
               March 2, 1995.

     (b)  -    Form of Agreement among The Franklin Life Insurance
               Company, Franklin Financial Services Corporation and
               agents is incorporated herein by reference to Exhibit
               1.6(b) to Registrant's Registration Statement
               Amendment No. 2 on Form S-5, filed March 23, 1972
               (File No. 2-38502).

   6 (a)  -    Revised specimen copy of Form 1180, deferred periodic
               payment variable annuity contract, is incorporated
               herein by reference to Exhibit 1.4(a)(i) of
               Registrant's Registration Statement Amendment No. 2 on
               Form S-5, filed March 23, 1972 (File No. 2-38502).

     (b)  -    Waiver of minimum payment provision of Form 1180 is
               incorporated herein by reference to Exhibit 1.4(a)(i)
               of Registrant's Registration Statement Post-Effective
               Amendment No. 2 on Form S-5, filed March 29, 1973
               (File No. 2-38502).

     (c)  -    Revised specimen copy of Form 1181, single payment
               deferred variable annuity contract, is incorporated
               herein by reference to Exhibit 1.4(a)(ii) of
               Registrant's Registration Statement Amendment No. 2 on
               Form S-5, filed March 23, 1972 (File No. 2-38502).

     (d)  -    Revised specimen copy of Form 1182, single payment
               immediate life variable annuity contract, is
               incorporated herein by reference to Exhibit
               1.4(a)(iii) of Registrant's Registration Statement
               Amendment No. 1 on Form S-5, filed September 23, 1971
               (File No. 2-38502).

     (e)  -    Revised specimen copy of Form 1183, single payment
               immediate life variable annuity contract with
               guaranteed period, is incorporated herein by reference
               to Exhibit 1.4(a)(iv) of Registrant's Registration
               Statement Amendment No. 1 on Form S-5, filed September
               23, 1971 (File No. 2-38502).

     (f)  -    Revised specimen copy of Form 1184, single payment
               immediate joint and last survivor life variable
               annuity contract, is incorporated herein by reference
               to Exhibit 1.4(a)(v) of Registrant's Registration
               Statement Amendment No.1 on Form S-5, filed September
               23, 1971 (File No. 2-38502).

                                                                           Page
     (g)  -    Specimen copy of endorsement to Forms 1180, 1181,
               1182, 1183 and 1184 when such contracts are issued to
               variable annuitants in the State of Texas is
               incorporated herein by reference to Exhibit 6 (g) to
               Post-Effective Amendment No. 32 to Registrant's
               Registration Statement on Form N-3, filed March 1,
               1990 (File No. 2-38502).

   7      -    The applications for Forms 1180, 1181, 1182, 1183 and
               1184 set forth in Exhibit 6 are included as parts of
               the respective contract forms.

   8 (a)  -    Certificate of Incorporation of The Franklin Life
               Insurance Company is incorporated herein by reference
               to Exhibit 8(a) to Post-Effective Amendment No. 32 to
               Registrant's Registration Statement on Form N-3, filed
               March 1, 1990 (File No. 2-38502).

   8 (b)  -    By-Laws of The Franklin Life Insurance Company are
               incorporated herein by reference to Exhibit 8(b) to
               Post-Effective Amendment No. 39 to Registrant's
               Registration Statement on Form N-3, filed April 30,
               1997 (File No. 2-38502).

   9      -    Not applicable.

   10     -    Not applicable.

   11 (a) -    Administration Agreement between Registrant and The
               Franklin Life Insurance Company, dated March 23, 1972, is incorporated herein by reference to Exhibit 9(a) of Registrant's Registration Statement Amendment No. 1 on
               Form N-8B-1, filed May 18, 1972 (File No. 811-2110).

     (b)  -    Agreement between The Franklin Life Insurance Company
               and Franklin Financial Services Corporation, dated
               June 30, 1971, is incorporated herein by reference to
               Exhibit 9(b) of Registrant's Registration Statement
               Amendment No. 1 on Form N-8B-1, filed July 15, 1971
               (File No. 811-2110).

     (c)  -    Amendment to Agreement between The Franklin Life
               Insurance Company and Franklin Financial Services
               Corporation, dated May 15, 1975, is incorporated
               herein by reference to Exhibit 1.9(b)(i) of
               Registrant's Registration Statement Amendment No. 7 on
               Form S-5, filed November 5, 1975 (File No. 2-38502).

     12   -    Opinion and consent dated April 2, 1986 of Stephen P.
               Horvat, Jr., Esq., Senior Vice President, General
               Counsel and Secretary of The Franklin Life Insurance
               Company is incorporated herein by reference to Exhibit
               10(b) of Registrant's Post-Effective Amendment No. 27
               on Form N-1, filed April 29, 1986 (File No. 2-38502).

   13 (a) - List of Consents Pursuant to Rule 483(c). (To be filed by amendment.)

     (b)       Consent of Ernst & Young LLP, Independent Auditors.
               (To be filed by amendment.)

     (c)  -    Consent of Coopers & Lybrand L.L.P., Independent
               Accountants. (To be filed by amendment.)

     (d)  -    Consent of Sutherland, Asbill & Brennan LLP  (To be
               filed by amendment.)

   14     -    Not applicable.

   15     -    Not applicable.

   16     -    Not applicable.

   17     -    Power of Attorney.

   27     -    Financial Data Schedule meeting the requirements of
               Rule 483.  (To be filed by amendment.)